SEMIANNUAL REPORT

[FAMILY HORSEBACK RIDING]

SEPTEMBER 30, 2001

NORTHERN MONEY MARKET FUNDS

TRUST NORTHERN FOR A LIFETIME OF INVESTING

[LOGO OF NORTHERN FUNDS]

Managed by
[LOGO OF NORTHERN TRUST]

RISK/REWARD
POTENTIAL

When building a sound Northern Funds investment strategy, you'll want to select a mix of equity, fixed income and money market funds that have return potential and an acceptable level of risk. For more information about Northern Funds, including management fees and expenses, call 800/595-9111 for a prospectus. Please read the prospectus carefully before investing.

NORTHERN FUNDS

HIGH

[FAMILY WITH PONTOON PLANE]

EQUITY FUNDS Domestic and international -- offering you opportunities for capital and appreciation and long-term growth.

GROWTH

INTERNATIONAL EQUITIES & SECTOR FUNDS
Global Communications Fund
Technology Fund
International Select Equity Fund
International Growth Equity Fund

SMALL- & MEDIUM-CAPITALIZATION EQUITIES
Growth Opportunities Fund
Small Cap Growth Fund
Small Cap Value Fund
Small Cap Index Fund
Mid Cap Growth Fund

INCOME & LARGE-CAPITALIZATION EQUITIES
Select Equity Fund
Growth Equity Fund
Large Cap Value Fund
Stock Index Fund
Income Equity Fund

[COUPLES AT OPERA]

FIXED INCOME FUNDS Taxable and tax-exempt--providing you with the potential for current income with both domestic and international choices.

INCOME

LONGER-TERM, INTERNATIONAL & HIGH YIELD BONDS
High Yield Fixed Income Fund
High Yield Municipal Fund
Global Fixed Income Fund
California Tax-Exempt Fund
Arizona Tax-Exempt Fund
Tax-Exempt Fund
Fixed Income Fund

INTERMEDIATE-TERM BONDS
Florida Intermediate Tax-Exempt Fund
California Intermediate Tax-Exempt Fund
Intermediate Tax-Exempt Fund
Short-Intermediate U.S. Government Fund
U.S. Government Fund

[FAMILY HORSEBACK RIDING]

MONEY MARKET FUNDS Helping you meet your cash management and short-term investment needs.

LIQUIDITY

MONEY MARKET SECURITIES
California Municipal Money Market Fund
Municipal Money Market Fund
U.S. Government Select Money Market Fund
U.S. Government Money Market Fund
Money Market Fund

LOW

AN INVESTMENT IN THE MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A VALUE OF $I.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY.

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

2  STATEMENTS OF ASSETS AND LIABILITIES

3  STATEMENTS OF OPERATIONS

4  STATEMENTS OF CHANGES IN NET ASSETS

5  FINANCIAL HIGHLIGHTS

   SCHEDULES OF INVESTMENTS

   10 CALIFORNIA MUNICIPAL MONEY MARKET FUND

   14 MONEY MARKET FUND

   21 MUNICIPAL MONEY MARKET FUND

   45 U.S. GOVERNMENT MONEY MARKET FUND

   46 U.S. GOVERNMENT SELECT MONEY MARKET FUND

47 NOTES TO THE FINANCIAL STATEMENTS

49 ABBREVIATIONS AND OTHER INFORMATION

                                NOT FDIC INSURED
                        May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds Distributors, LLC, an independent third party.

                           NORTHERN FUNDS SEMIANNUAL REPORT 1 MONEY MARKET FUNDS

MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES              SEPTEMBER 30, 2001 (UNAUDITED)

                                                     CALIFORNIA                     MUNICIPAL      U.S. GOVERNMENT   U.S. GOVERNMENT
                                                   MUNICIPAL MONEY      MONEY         MONEY             MONEY          SELECT MONEY
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA          MARKET FUND      MARKET FUND  MARKET FUND       MARKET FUND        MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                        $479,397      $8,074,993      $3,684,344          $448,969      $1,037,400
Repurchase agreements, at cost which
  approximates market value                                  -         450,614               -           298,421               -
Cash                                                        64             733              11                 -               -
Income receivable                                        2,791          45,160          20,228             1,428           1,739
Receivable for securities sold                               -               -             200                 -               -
Receivable from investment adviser                          12             187              81                17              23
Prepaid and other assets                                     7              97              76                12              12
Total Assets                                           482,271       8,571,784       3,704,940           748,847       1,039,174
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash Overdraft                                               -               -               -                 5              43
Payable for securities purchased                             -               -               -                 -          22,755
Distributions payable to shareholders                      700          22,575           5,658             1,631           2,454
Accrued investment advisory fees                            33             563             243                48              67
Accrued administration fees                                 12             211              91                18              25
Accrued custody and accounting fees                          6              65               -                 5              35
Accrued transfer agent fees                                  8             140              61                12              17
Accrued registration fees and other liabilities             14             216              71                49              26
Total Liabilities                                          773          23,770           6,124             1,768          25,422
Net Assets                                            $481,498      $8,548,014      $3,698,816          $747,079      $1,013,752
------------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                         $481,346      $8,547,862      $3,698,074          $747,047      $1,013,692
Undistributed net investment income                         51             135             207                33              21
Accumulated net realized gains (losses) on
  investments                                              101              17             535                (1)             39
Net Assets                                            $481,498      $8,548,014      $3,698,816          $747,079      $1,013,752
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                            481,366       8,547,978       3,698,034           747,079       1,013,712
NET ASSET VALUE, REDEMPTION AND
  Offering Price Per Share                            $  1.00       $    1.00       $    1.00           $ 1.00        $   1.00
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS
STATEMENT OF OPERATIONS          SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                         CALIFORNIA                    MUNICIPAL    U.S. GOVERNMENT U.S. GOVERNMENT
                                                      MUNICIPAL MONEY     MONEY          MONEY           MONEY       SELECT MONEY
AMOUNTS IN THOUSANDS                                    MARKET FUND    MARKET FUND    MARKET FUND     MARKET FUND     MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                          $7,006         $185,789        $53,551         $13,486        $21,759
EXPENSES:
Investment advisory fees                                  1,505           25,077         10,528           1,914          3,120
Administration fees                                         376            6,269          2,632             479            780
Custody and accounting fees                                  76              864            366              93            127
Transfer agent fees                                         251            4,180          1,755             319            520
Registration fees                                             6               36             31              16             19
Professional fees                                             6              173             43               7             10
Trustee fees and expenses                                     2               41             21               2              5
Other                                                        15              261            112              24             30
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                            2,237           36,901         15,488           2,854          4,611
  Less voluntary waivers of
    investment advisory fees                               (502)          (8,359)        (3,509)           (638)        (1,040)
  Less expenses reimbursed by
    investment adviser                                     (356)          (5,554)        (2,328)           (462)          (711)
  Net Expenses                                            1,379           22,988          9,651           1,754          2,860
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     5,627          162,801         43,900          11,732         18,899
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:
Net realized gains on:
  Investments                                                 8               31            419               -             38
  Net Gains on Investments                                    8               31            419               -             38
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $5,635         $162,832        $44,319         $11,732        $18,937
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                           NORTHERN FUNDS SEMIANNUAL REPORT 3 MONEY MARKET FUNDS

MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                 CALIFORNIA
                                                  MUNICIPAL
                                                MONEY MARKET                          MONEY MARKET
                                                    FUND                                  FUND

                                       SIX MONTHS                             SIX MONTHS
                                         ENDED                YEAR               ENDED             YEAR
                                       SEPT. 30,             ENDED             SEPT. 30,          ENDED
                                         2001              MAR. 31,              2001            MAR. 31,
AMOUNTS IN THOUSANDS                  (UNAUDITED)            2001             (UNAUDITED)          2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income             $            5,627  $         14,017   $         162,801   $       410,750
Net realized gains on
  investment transactions                          8                97                  31                 5
  Net Increase in Net Assets
  Resulting from Operations                    5,635            14,114             162,832           410,755
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
Shares sold                                1,112,873         2,478,035          12,033,205        25,575,911
Shares from reinvestment of
  dividends                                    1,148             2,939              53,048           110,164
Shares redeemed                           (1,131,597)       (2,386,622)        (12,341,449)      (23,120,107)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions                 (17,576)           94,352            (255,196)        2,565,968
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                    (5,627)          (14,017)           (162,801)         (410,775)
  Total Distributions Paid                    (5,627)          (14,017)           (162,801)         (410,775)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                 (17,568)           94,449            (255,165)        2,565,948

NET ASSETS:
Beginning of year                            499,066           404,617           8,803,179         6,237,231
End of period                     $          481,498  $        499,066   $       8,548,014   $     8,803,179
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME           $               51  $             51   $             135   $           135
------------------------------------------------------------------------------------------------------------------------------------
                                                 MUNICIPAL                            U.S. GOVERNMENT
                                                MONEY MARKET                           MONEY MARKET
                                                   FUND                                    FUND

                                       SIX MONTHS                            SIX MONTHS
                                         ENDED               YEAR              ENDED              YEAR
                                        SEPT. 30,            ENDED            SEPT. 30,          ENDED
                                          2001              MAR. 31,            2001             MAR. 31,
(AMOUNT IN THOUSANDS)                 (UNAUDITED)             2001          (UNAUDITED)            2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income             $         43,900    $         102,972   $         11,732    $       29,004
Net realized gains on
  investment transactions                      419                  182                  -                 -
  Net Increase in Net Assets
  Resulting from Operations                 44,319              103,154             11,732            29,004
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                              5,399,595           11,348,174          1,498,511         2,070,399
Shares from reinvestment of
  dividends                                  9,031               17,429              4,721            11,530
Shares redeemed                         (5,173,771)         (10,570,339)        (1,351,518)       (2,024,506)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions               234,855              795,264            151,714            57,423
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                 (43,900)            (102,972)           (11,732)          (29,012)
  Total Distributions Paid                 (43,900)            (102,972)           (11,732)          (29,012)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                               235,274              795,446            151,714            57,415

NET ASSETS:
Beginning of year                        3,463,542            2,668,096            595,365           537,950
End of period                     $      3,698,816    $       3,463,542   $        747,079    $      595,365
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME           $            207    $             207   $             33    $           33
------------------------------------------------------------------------------------------------------------------------------------
                                            U.S. GOVERNMENT
                                                SELECT
                                             MONEY MARKET
                                                 FUND

                                    SIX MONTHS
                                       ENDED                YEAR
                                     SEPT. 30,              ENDED
                                       2001               MAR. 31,
(AMOUNTS IN THOUSANDS)              (UNAUDITED)             2001
----------------------------------------------------------------------
OPERATIONS:
Net investment income             $         18,899   $        48,628
Net realized gains on
  investment transactions                       38
  Net Increase in Net Assets
  Resulting from Operations                 18,937            48,628
----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                              1,746,196         4,129,693
Shares from reinvestment of
  dividends                                  7,682            18,071
Shares redeemed                         (1,879,208)       (3,698,457)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions              (125,330)          449,307
----------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                 (18,899)          (48,633)
  Total Distributions Paid                 (18,899)          (48,633)
----------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
NET ASSETS                                (125,292)          449,302

NET ASSETS:
Beginning of year                        1,139,044           689,742
End of period                     $      1,013,752   $     1,139,044
----------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME           $             21   $            21
----------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS

                                                                      CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                                SIX MONTHS
                                                  ENDED          YEAR          YEAR          YEAR            YEAR         YEAR
                                                 SEPT. 30,       ENDED         ENDED         ENDED           ENDED        ENDED
                                                  2001          MAR. 31,      MAR. 31,      MAR. 31,        MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)       2001          2000          1999            1998         1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00        $   1.00      $   1.00      $   1.00        $   1.00     $   1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                              0.01            0.03          0.03          0.03            0.03         0.03
  Total Income from Investment Operations          0.01            0.03          0.03          0.03            0.03         0.03
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                      (0.01)          (0.03)        (0.03)        (0.03)          (0.03)       (0.03)
    Total Distributions Paid                      (0.01)          (0.03)        (0.03)        (0.03)          (0.03)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $1.00           $1.00         $1.00         $1.00           $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   1.13%           3.06%         2.64%         2.75%           3.20%        3.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $481,498        $499,066      $404,617      $363,050        $224,843     $200,989
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements
                                                   0.55%           0.55%         0.55%         0.55%           0.49%        0.45%
  Expenses, before waivers and
    reimbursements                                 0.89%           0.90%         0.91%         0.91%           0.94%        0.94%
  Net investment income, net of waivers
    and reimbursements                             2.24%           2.98%         2.61%         2.68%           3.14%        3.13%
  Net investment income, before waivers
    and reimbursements                             1.90%           2.63%         2.25%         2.32%           2.69%        2.64%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                           NORTHERN FUNDS SEMIANNUAL REPORT 5 MONEY MARKET FUNDS

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                                MONEY MARKET FUND
                                                SIX MONTHS
                                                  ENDED         YEAR           YEAR          YEAR          YEAR           YEAR
                                                 SEPT. 30,      ENDED          ENDED         ENDED         ENDED          ENDED
                                                  2001         MAR. 31,       MAR. 31,      MAR. 31,      MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)      2001           2000          1999          1998           1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00          $1.00          $1.00         $1.00         $1.00          $1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                              0.02           0.06           0.05          0.05          0.05           0.05
  Total Income from Investment Operations          0.02           0.06           0.05          0.05          0.05           0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                      (0.02)         (0.06)         (0.05)        (0.05)        (0.05)         (0.05)
    Total Distributions Paid                      (0.02)         (0.06)         (0.05)        (0.05)        (0.05)         (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $1.00          $1.00          $1.00         $1.00         $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   1.96%          6.09%          5.06%         5.04%         5.31%          5.05%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period      $8,548,014     $8,803,179     $6,237,231    $4,886,098    $3,296,030     $1,607,187
Ratio to average net assets of: (2)
  Expenses, net of waivers and
    reimbursements                                 0.55%          0.55%          0.55%         0.55%         0.55%          0.55%
  Expenses, before waivers and
    reimbursements                                 0.88%          0.89%          0.89%         0.89%         0.90%          0.90%
  Net investment income, net of waivers
    and reimbursements                             3.89%          5.91%          4.96%         4.91%         5.19%          4.94%
  Net investment income, before waivers
    and reimbursements                             3.56%          5.57%          4.62%         4.57%         4.84%          4.59%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                               MUNICIPAL MONEY MARKET FUND
                                                 SIX MONTHS
                                                   ENDED           YEAR          YEAR           YEAR          YEAR           YEAR
                                                  SEPT. 30,        ENDED         ENDED          ENDED         ENDED          ENDED
                                                    2001          MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                          (UNAUDITED)       2001          2000           1999          1998           1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00         $1.00         $1.00          $1.00         $1.00          $1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                  0.01          0.04          0.03           0.03          0.03           0.03
  Total Income from Investment Operations              0.01          0.04          0.03           0.03          0.03           0.03
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)        (0.04)        (0.03)         (0.03)        (0.03)         (0.03)
    Total Distributions Paid                          (0.01)        (0.04)        (0.03)         (0.03)        (0.03)         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00         $1.00         $1.00          $1.00         $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       1.27%         3.67%         3.01%          2.98%         3.27%          3.14%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $3,698,816    $3,463,542    $2,668,096     $2,384,030    $1,814,343     $1,420,041
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          0.55%         0.55%         0.55%          0.55%         0.55%         0.55%
  Expenses, before waivers and
    reimbursements                                     0.88%         0.89%         0.90%          0.89%         0.89%         0.90%
  Net investment income, net of waivers and
    reimbursements                                     2.50%         3.60%         2.96%          2.90%         3.20%         3.08%
  Net investment income, before waivers and
    reimbursements                                     2.17%         3.26%         2.61%          2.56%         2.86%         2.73%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                           NORTHERN FUNDS SEMIANNUAL REPORT 7 MONEY MARKET FUNDS

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                            U.S. GOVERNMENT MONEY MARKET FUND
                                                  SIX MONTHS
                                                    ENDED         YEAR       YEAR          YEAR           YEAR          YEAR
                                                  SEPT. 30,       ENDED      ENDED         ENDED          ENDED         ENDED
                                                     2001        MAR. 31,   MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                           (UNAUDITED)      2001       2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   1.00       $   1.00   $   1.00      $   1.00       $   1.00      $   1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                 0.02           0.06       0.05          0.05           0.05          0.05
  Total Income from Investment Operations             0.02           0.06       0.05          0.05           0.05          0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                         (0.02)         (0.06)     (0.05)        (0.05)         (0.05)        (0.05)
    Total Distributions Paid                         (0.02)         (0.06)     (0.05)        (0.05)         (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00          $1.00      $1.00         $1.00          $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                      1.86%          5.97%      4.92%         4.94%          5.22%         4.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $747,079       $595,365   $537,950      $469,866       $417,042      $314,259
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements         0.55%          0.55%      0.55%         0.55%          0.55%         0.55%
  Expenses, before waivers and
    reimbursements                                    0.90%          0.92%      0.92%         0.91%          0.93%         0.96%
  Net investment income, net of waivers and
    reimbursements                                    3.68%          5.79%      4.82%         4.82%          5.10%         4.82%
  Net investment income, before waivers and
    reimbursements                                    3.33%          5.42%      4.45%         4.46%          4.72%         4.41%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                         U.S. GOVERNMENT SELECT MONEY MARKET FUND
                                                 SIX MONTHS
                                                    ENDED          YEAR          YEAR           YEAR          YEAR         YEAR
                                                  SEPT. 30,        ENDED         ENDED          ENDED         ENDED        ENDED
                                                    2001          MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                          (UNAUDITED)        2001          2000           1999          1998         1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     1.00      $     1.00    $     1.00     $     1.00     $    1.00   $     1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                  0.02            0.06          0.05           0.05          0.05         0.05
  Total Income from Investment Operations              0.02            0.06          0.05           0.05          0.05         0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.02)          (0.06)        (0.05)         (0.05)        (0.05)       (0.05)
    Total Distributions Paid                          (0.02)          (0.06)        (0.05)         (0.05)        (0.05)       (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $     1.00      $     1.00    $     1.00     $     1.00    $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       1.83%           5.89%         4.86%          4.87%         5.24%        5.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $1,013,752      $1,139,044    $  689,742     $  416,527    $  306,425   $  168,128
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          0.55%           0.55%         0.55%          0.55%         0.46%        0.40%
  Expenses, before waivers and
    reimbursements                                     0.89%           0.89%         0.90%          0.91%         0.93%        0.97%
  Net investment income, net of waivers and
    reimbursements                                     3.64%           5.70%         4.86%          4.73%         5.13%        4.95%
  Net investment income, before waivers and
    reimbursements                                     3.30%           5.36%         4.51%          4.37%         4.66%        4.38%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                           NORTHERN FUNDS SEMIANNUAL REPORT 9 MONEY MARKET FUNDS

MONEY MARKET FUNDS
 SCHEDULES OF INVESTMENTS (UNAUDITED)
 CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL INVESTMENTS - 99.6%

CALIFORNIA - 86.2%
   Anaheim California Housing Authority
     Revenue Bonds, Series 2000 (AMT),
     Multifamily Housing Cobblestone Apartments
     (FNMA LOC),
     2.30%, 10/9/01                                    $    680    $    680
   Anaheim Union High School District COP,
     1999 School Facility Bridge (FSA Insured),
     2.35%, 10/9/01                                       2,500       2,500
   California Economic Development
     Financial Authority VRDB, Series 2000,
     California Independent Systems
     Operation Corp. Project (MBIA Insured),
     2.75%, 10/9/01                                       2,100       2,100
     3.00%, 10/9/01                                       2,485       2,485
   California Health Facility Financing
     Authorities FRN, Morgan Stanley
     Muni Trust, Series 1998-26, Kaiser Permanente
     (FSA Insured),
     2.25%, 10/9/01                                       6,000       6,000
   California HFA Home Mortgage VRDB,
     Series 2001 C (AMT) (FSA Insured),
     2.30%, 10/9/01                                       9,070       9,070
   California HFA Revenue Bonds,
     Merrill P-Floats PT-14,
     2.48%, 2/14/02                                       3,330       3,330
   California HFA Revenue Bonds,
     Series II-R-44 (AMT) (AMBAC Insured),
     2.23%, 10/9/01                                       6,195       6,195
   California HFA Multi-Unit Housing Revenue FRN,
     Series 92A CR-231 (MBIA Insured),
     2.13%, 10/9/01                                       2,900       2,900
   California HFA Housing Revenue FRN,
     Series A-2 PT-258 (AMT), SFM Bonds,
     2.15%, 10/4/01                                       6,835       6,835
   California Pollution Control Finance
     Authority Revenue Bonds, Series 1997 B
     (AMT) (Air Products & Chemicals Corp. Gtd.),
     2.35%, 10/9/01                                       5,100       5,100
   California Pollution Control Finance
     Authority Revenue Bonds, San Diego
     Gas & Electric Co. (MBIA Insured),
     Series R, Merrill Lynch P-Floats PA-538R,
     2.48% 10/4/01                                     $  6,190    $  6,190
     Series R, Merrill Lynch P-Floats PA-633R,
     2.48% 10/4/01                                        7,600       7,600
   California Rural Home Mortgage Finance
     Authority Revenue Bonds, Series B (AMT),
     P-Floats PT-346, SFM Backed Securities
     (Colld. by U.S. Government Securities),
     1.95%, 10/9/01                                          10          10
   California School Cash Reserve Program Authority
     Pooled Bonds, Series 2001 A,
     4.00%, 7/3/02                                       10,000      10,099
   California State Community Development
     Authority Solid Waste Facilities
     Revenue Bonds, Series 199 (AMT),
     Chevron U.S.A., Inc. Project,
     2.50%, 10/1/01                                         385         385
   California State Department of Water Control
     Revenue Bonds, Series PT1183,
     Merrill Lynch P-Float, Valley Project,
     2.28%, 10/9/01                                       8,525       8,525
   California State G.O. Bank of America Corp.
     Variable Rate Certificate, Series 1997 H
     (Colld. by U.S. Government Securities),
     2.23%, 10/9/01                                      26,210      26,210
   California State G.O. CP, Series A,
     1.95%, 10/4/01                                      10,405      10,405
     2.05%, 10/4/01                                       5,000       5,000
     2.25%, 12/31/01                                      9,000       9,000
   California State G.O. Bonds,
     Eagle Trust, Series 20000507,
     2.18%, 10/9/01                                      10,000      10,000
   California State G.O. Refunding Notes,
     6.00%, 12/1/01                                       2,500       2,509
   California State G.O. Revenue
     Refunding Bonds, P-Floats PT-1194,
     3.85%, 10/25/01                                      9,640       9,640

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

CALIFORNIA - 86.2% - (CONTINUED)
   California State Veterans G.O. Bonds,
     Merlot Series 2000 A (AMT) (AMBAC Insured),
     2.29%, 10/3/01                                    $  5,000    $ 5,000
   California State Veterans G.O. Bonds (AMT),
     P-Floats PT- 365,
     2.28%, 10/9/01                                       8,330       8,330
   California Statewide Community
     Development Authority Revenue CP,
     Series 1993 A, House Ear Institute Project
     (Morgan Guaranty Trust Co. LOC),
     2.60%, 10/1/01                                       1,000       1,000
   California Statewide Community Development Authority
     Multifamily Revenue Bonds (AMT), Phoenix
     Terrace Apartments (FGIC Insured),
     3.15%, 3/15/02                                       3,550       3,550
   Camarillo City Multifamily Revenue Bonds,
     Series 1989 A (AMT), San Diego
     Heritage Park Apartments Project,
     2.25%, 10/9/01                                       5,000       5,000
   Charter Mac Certificates,
     California-2 Series 2001 (AMT),
     2.40%, 10/9/01                                      14,000      14,000
   City of Irvine Limited Obligation
     Improvement Bonds,
     Assessment District No. 97-16 (Soc Gen LOC),
     2.50%, 10/1/01                                         200         200
   City of Irvine Refunding Bonds,
     Assessment District No. 89-10
     (Hypo Vereinsbank LOC),
     2.50%, 10/1/01                                          10          10
   City of Vallejo HFA Revenue Refunding Bonds,
     Series A (Colld. by FNMA),
     2.20%, 10/9/01                                       3,000       3,000
   Contra Costa County Home Mortgage Revenue Bonds,
     Series 1997 C, Bank of America
     Variable Rate Certificates
     (Colld. by U.S. Government Securities),
     2.23%, 10/9/01                                      20,365      20,365
   Contra Costa County Multifamily
     Housing Revenue Bonds (AMT),
     Lafayette Town Center Apartments
     (FNMA LOC),
     2.30%, 10/9/01                                    $  9,100    $  9,100
   Dry Creek Joint Elementary School District TRAN,
     4.50%, 10/1/01                                       1,500       1,500
   Fresno G.O. TRAN, Series 2001,
     3.25%, 6/28/02                                       3,500       3,516
   Golden Empire Schools Financing
     Authority Revenue Bonds,
     Series 2001, Kern High School
     District Project (Bank of New York LOC),
     2.40%, 1/9/02                                        5,000       5,000
   Irvine Ranch Water District
     Revenue Bonds, District No. 282-A
     (Landesbank Hessen Thuringen Gir LOC),
     2.45%, 10/1/01                                         300         300
   Long Beach Harbor Revenue Bonds,
     Series PT-463 (AMT), Merrill Lynch P-Floats,
     2.13%, 10/9/01                                       6,530       6,530
   Los Angeles County Metropolitan
     Transportation Authority Revenue
     Refunding Bonds, Soc Gen Trust SGB-2,
     Union Station Project (FSA Insured),
     2.13%, 10/9/01                                       5,100       5,100
   Los Angeles County TRAN, Series 2001,
     3.75%, 6/28/02                                       7,500       7,562
   Los Angeles Department of
     Water & Power Revenue Bonds,
     Variable Rate Demand Series 2001 B,
     2.25%, 10/9/01                                       8,175       8,175
   Los Angeles Unified
     School District G.O. Bonds (FGIC Insured),
     Salomon Smith Barney ROC No. 24,
     2.13%, 10/4/01                                       6,495       6,495
     Salomon Smith Barney ROC No. 25,
     2.13%, 10/4/01                                       5,995       5,995
   Los Angeles Unified School
     District TRAN, Series 2001,
     4.00%, 7/23/02                                       8,000       8,090

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 11 MONEY MARKET FUNDS


MONEY MARKET FUNDS
 SCHEDULES OF INVESTMENTS (UNAUDITED)
 CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL INVESTMENTS - 996% CONTINUED

CALIFORNIA - 86.2% - (CONTINUED)
   Oakland California Revenue Bonds,
     Merlot Series 2000 M (AMBAC Insured),
     2.24%, 10/9/01                                    $   3,000   $   3,000
   Orange County Apartment
     Development Housing Revenue VRDB,
     Series 1991-A (FHLMC LOC),
     The Lakes Project,
     2.25%, 10/9/01                                      13,000      13,000
   Orange County Apartment
     Development Housing Revenue Bonds (AMT),
     Wood Canyon Villas (FNMA Insured),
     2.25%, 10/9/01                                      11,000      11,000
   Orange County Sanitation District 2000-A
     Refunding COP,
     2.50%, 10/1/01                                         300         300
   Palmdale Community Redevelopment
     Mortgage Revenue Bonds,
     Merlot Series 2000-TTT (AMT), First Union,
     (Colld. by U.S. Government Securities),
     2.47%, 9/3/02                                        6,200       6,200
   Peninsula Corridor Joint Powers Board
     Grant Anticipation Notes, Series C,
     3.95%, 10/19/01                                      4,000       4,000
   Placer County Office of Education TRAN,
     4.50%, 10/1/01                                         980         980
   Pleasant Hill Redevelopment Agency Housing
     Revenue Bonds, Series 2001-A
     (AMT), Chateau III Project (FNMA Gtd.),
     2.25%, 10/9/01                                       4,355       4,355
   Sacramento County Sanitation District Revenue
     Bonds, Series 2000 SSS, First Union Merlot
     (Colld. by U.S. Government Securities),
     2.24%, 10/9/01                                       2,600       2,600
   Sacramento Yolo Port District VRDB,
     Series 1997 A (AMT),
     California Free Trade Zone Project,
     (Wells Fargo Bank LOC),
     2.40%, 10/9/01                                       1,500       1,500
   San Bernardino County TRAN, Series 2001,
     3.75%, 7/2/02                                        6,500       6,579
   San Bernardino County SFM Revenue Bonds,
     Series 2001 A21 (AMT), First Union Merlot,
     2.29%, 10/9/01                                    $  2,845    $  2,845
   San Diego County & School District TRAN,
     Series 2001,
     3.50%, 6/28/02                                      10,000      10,061
   San Diego Multifamily Housing Authority Revenue
     Bonds, Series 2000 A (AMT),
     Stratton Apartments (FNMA Gtd.),
     2.30%, 10/9/01                                       9,765       9,765
   San Francisco City and County
     Airport Commission International
     Revenue FRN, Second Series (AMT),
     PA-661R (FSA Insured),
     2.15%, 10/9/01                                       6,210       6,210
   San Francisco City and County
     Redevelopment Agency Multifamily Housing Bonds,
     3rd & Mission 1999 Series C (AMT)
     (Hypo Vereinsbank LOC)
     2.30%, 10/9/01                                       1,800       1,800
   San Francisco City and County
     G.O. Variable Rate Certificates,
     Series 1996-AA6 (FGIC Insured),
     2.23%, 10/9/01                                       4,975       4,975
   Santa Barbara County School
     Finance Authority TRAN, Series 2001-2002,
     3.25%, 6/28/02                                       5,700       5,723
   Santa Cruz County Board of
     Education TRAN, Series 2001,
     3.25%, 7/2/02                                        5,510       5,535
   South Coast Local Education
     Agencies TRAN, Series 2001,
     3.25%, 6/28/02                                       2,000       2,009
   Turlock Irrigation District COP,
     Series 2001A (Soc Gen LOC),
     2.55%, 10/1/01                                         220         220
   University of California Revenue Bonds,
     Series K, Eagle Trust Series No. 20000504,
     2.13%, 10/9/01                                       6,000       6,000

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL INVESTMENTS - 99.6% CONTINUED

CALIFORNIA - 86.2% - (CONTINUED)

   Victor Valley High School Districts TRAN,
     Series 2001-2A,
     3.25%, 7/2/02                                     $  4,155    $  4,173
   Vista City Multifamily Housing
     Revenue Bonds, Series PT-476,
     Merrill Lynch P-Floats,
     2.13%, 10/9/01                                       8,610       8,610
   West Basin Municipal Water
     District Revenue COP, Phase II
     Recycled Water Project
     (Hypo Vereinsbank LOC),
     2.20%, 10/9/01                                       1,400       1,400
   West Contra Costa Unified School
     District 2001 TRAN,
     3.25%, 8/21/02                                       6,000       6,044
   Western Placer Unified School
     District 2000 TRAN,
     4.50%, 10/1/01                                       3,800       3,800
   Western River Side County Wastewater
     Authority Revenue Bonds
     (National Westminster Bank LOC),
     2.50%, 10/1/01                                         100         100
   Windsor Multifamily Housing Revenue Bonds,
     Series 1995 A (AMT), Oakmont at Windsor Project
     (Chase Manhattan Bank LOC)
     2.35%, 10/9/01                                       1,735       1,735
---------------------------------------------------------------------------
                                                                    415,105
---------------------------------------------------------------------------
  PUERTO RICO - 13.4%

   Government Development Bank for Puerto Rico,
     Tax-Exempt CP,
     2.20%, 10/26/01                                     10,000      10,000
     1.90%, 10/31/01                                      6,000       6,000
     2.55%, 10/31/01                                      2,000       2,000
     2.65%, 10/31/01                                      2,500       2,500
     2.00%, 11/9/01                                       5,000       5,000

  PUERTO RICO - 13.4% - (CONTINUED)

   Puerto Rico Commonwealth Highway and
     Transportation Authority TRB,
     Salomon Smith Barney ROC (MBIA Insured),
     2.13%, 10/9/01                                    $  4,035    $  4,035
   Puerto Rico Commonwealth Highway and
     Transportation Authority TRB,
     Series A (AMBAC Insured),
     2.25%, 10/9/01                                         500         500
   Puerto Rico Electric Power Authority
     Revenue Bonds, Salomon Smith Barney
     ROC (FSA Insured),
     2.13%, 10/9/01                                      12,900      12,900
   Puerto Rico Infrastructure Finance
     Authority Revenue Bonds,
     Citicorp Eagle Trust No. 20005101
     (Colld. by U.S. Government Securities),
     2.13%, 10/9/01                                      10,000      10,000
   Puerto Rico Municipal Finance
     Agency G.O. Bonds,
     ROC, Series 2000 R-17 (FSA Insured),
     2.13%, 10/9/01                                       5,000       5,000
   Puerto Rico Public Finance Corp.
     Morgan Stanley Floater Certificates,
     Series 2001-52 (MBIA Insured),
     2.65%, 8/2/02                                        6,345       6,345
---------------------------------------------------------------------------
                                                                     64,280
---------------------------------------------------------------------------
     TOTAL MUNICIPAL INVESTMENTS (COST $479,385)                   $479,385

                                                         NUMBER OF
                                                          SHARES       VALUE
                                                           (000s)      (000s)
     OTHER - 0.0%

     Federated Tax-Exempt
     Money Market Fund No. 80                                12          12
     TOTAL OTHER (COST $12)                                              12
---------------------------------------------------------------------------
     TOTAL INVESTMENTS - 99.6% (COST $479,397)                      479,397
---------------------------------------------------------------------------
     Other Assets less Liabilities - 0.4%                             2,101
     NET ASSETS - 100.0%                                           $481,498

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 13 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED)
 MONEY MARKET FUND

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
CERTIFICATES OF DEPOSIT - 10.3%

DOMESTIC CERTIFICATES OF DEPOSIT - 0.3%
 Comerica Bank,
   5.24%, 1/11/02                                               $   30,000     $   29,999
-----------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT - 10.0%
 Bank of Nova Scotia,
   5.55%, 3/28/02                                                   10,000          9,999
   4.60%, 4/2/02                                                    10,000          9,998
   4.75%, 4/22/02                                                   37,000         37,074
 Bayerische Landesbank,
   4.79%, 3/12/02                                                   75,000         74,990
 BNP Paribas, New York Branch,
   3.97%, 3/4/02                                                   100,000        100,000
 Commerzbank, New York Branch,
   4.45%, 3/26/02                                                   50,000         49,998
   4.61%, 4/2/02                                                    10,000          9,999
   4.52%, 4/5/02                                                    50,000         49,998
   4.05%, 5/13/02                                                   20,000         19,999
 Deutsche Bank, New York Branch,
   4.07%, 5/10/02                                                   10,000          9,999
   4.05%, 5/13/02                                                   40,000         39,998
 Landesbank Baden-Wuerttem, New York Branch,
   4.80%, 3/14/02                                                   25,000         24,998
   4.81%, 3/14/02                                                   12,500         12,499
   4.58%, 4/2/02                                                    10,000          9,999
   4.58%, 4/3/02                                                    21,000         20,998
 Svenska Handelsbanken, Inc., New York Branch,
   2.66%, 9/24/02                                                   50,000         50,005
 Toronto Dominion Bank, New York Branch,
   4.62%, 4/19/02                                                   25,000         25,032
 UBS AG, New York Branch,
   4.63%, 3/28/02                                                   10,000         10,003
   4.05%, 5/13/02                                                  100,000         99,994
 Westdeutsche Landesbank Girozentrale,
   3.62%, 10/31/01                                                  40,000         40,000
   3.62%, 11/1/01                                                   15,000         15,000
 Westpac Banking Corp.,
   5.42%, 1/8/02                                                    80,000         79,998
   4.52%, 4/5/02                                                    50,000         49,998
-----------------------------------------------------------------------------------------
                                                                                  850,576
-----------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (COST $880,575)                                     880,575

COMMERCIAL PAPER - 56.9%

AUTO RECEIVABLES - 0.7%
 FCAR Owner Trust,
   2.54%, 12/21/01                                              $   45,000     $   44,743
   3.42%, 2/26/02                                                   15,000         14,789
-----------------------------------------------------------------------------------------
                                                                                   59,532
-----------------------------------------------------------------------------------------
BANK HOLDING COMPANIES - 0.2%
 Internationale Nederlanden (U.S.),
   3.81%, 3/25/02                                                   15,000         14,722
-----------------------------------------------------------------------------------------
CHEMICALS AND ALLIED PRODUCTS - 0.4%
 American Home Products Corp.,
   3.66%, 10/11/01                                                  12,500         12,487
   3.65%, 10/12/01                                                  10,000          9,989
   2.64%, 11/20/01                                                  15,000         14,945
-----------------------------------------------------------------------------------------
                                                                                   37,421
-----------------------------------------------------------------------------------------
COLLATERIZED LOAN OBLIGATIONS - 3.6%
 Blue Ridge Asset Funding,
   3.55%, 10/15/01                                                  10,450         10,435
   3.45%, 10/23/01                                                  11,250         11,226
 Moat Funding LLC,
   3.30%, 10/5/01                                                   30,000         29,989
   3.66%, 10/22/01                                                  45,000         44,904
   3.56%, 10/29/01                                                  50,000         49,862
   3.80%, 12/4/01                                                   47,500         47,179
   3.45%, 2/7/02                                                    40,000         39,505
 Stellar Funding, Inc.,
   3.54%, 10/1/01                                                   30,000         30,000
   3.65%, 10/1/01                                                    6,845          6,845
   3.54%, 10/9/01                                                    5,135          5,131
   3.54%, 10/10/01                                                   1,527          1,526
   2.92%, 10/12/01                                                  12,318         12,307
   3.45%, 10/31/01                                                   4,953          4,939
   2.55%, 12/11/01                                                  10,000          9,950
-----------------------------------------------------------------------------------------
                                                                                  303,798
-----------------------------------------------------------------------------------------
COMMUNICATIONS - 2.9%
 American Telephone & Telegraph Co.,
   3.90%, 10/26/01                                                  50,000         49,864
   3.92%, 10/26/01                                                  47,500         47,371
   2.87%, 11/20/01                                                  50,000         49,801
   2.95%, 11/20/01                                                   4,000          3,984
   3.74%, 12/12/01                                                  12,000         11,910

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
COMMERCIAL PAPER - 56.9% - CONTINUED

COMMUNICATIONS - 2.9% - (CONTINUED)
 Qwest Corp.,
   4.10%, 10/16/01                                              $   16,000     $   15,973
   4.10%, 10/22/01                                                   5,000          4,988
 Verizon Global Funding,
   2.62%, 9/20/02                                                   65,000         63,325
-----------------------------------------------------------------------------------------
                                                                                  247,216
-----------------------------------------------------------------------------------------
CREDIT CARD MASTER TRUSTS - 2.7%
 Citibank Credit Card Master Trust - Dakota Certificates,
   3.55%, 10/10/01                                                  30,000         29,973
   2.50%, 10/19/01                                                  40,000         39,950
   2.55%, 10/24/01                                                  50,000         49,919
 MBNA Credit Card Master Trust - Emerald Certificates,
   3.49%, 10/24/01                                                  40,000         39,911
   3.50%, 10/29/01                                                  25,000         24,932
   3.48%, 10/30/01                                                  25,000         24,930
   2.55%, 11/14/01                                                  20,000         19,938
-----------------------------------------------------------------------------------------
                                                                                  229,553
-----------------------------------------------------------------------------------------
ELECTRIC SERVICES - 0.3%
 Lincoln, Nebraska Electric System,
   3.50%, 11/15/01                                                  17,000         16,926
 Southern Co. Funding Corp.,
   3.10%, 10/1/01                                                   10,000         10,000
-----------------------------------------------------------------------------------------
                                                                                   26,926
-----------------------------------------------------------------------------------------
FOOD AND KINDRED PRODUCTS - 0.6%
 Sara Lee Corp.,
   3.53%, 10/3/01                                                   25,000         24,995
   3.38%, 11/13/01                                                  30,000         29,879
-----------------------------------------------------------------------------------------
                                                                                   54,874
-----------------------------------------------------------------------------------------
GAS AND COMBINED UTILITIES - 0.5%
 Consolidated Natural Gas,
   3.54%, 10/4/01                                                   30,000         29,991
   3.20%, 10/19/01                                                  10,000          9,984
-----------------------------------------------------------------------------------------
                                                                                   39,975
-----------------------------------------------------------------------------------------
INSURANCE - 0.2%
 Torchmark, Inc.,
   3.52%, 10/19/01                                                  17,000         16,970
-----------------------------------------------------------------------------------------
MEASURING ANALYZING AND CONTROLS - 0.3%
 Johnson Controls, Inc.,
   3.75%, 10/1/01                                                   25,000         25,000
-----------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.6%
 Tyco International Group SA,
   3.70%, 10/12/01                                              $   52,500     $   52,441
   3.15%, 10/18/01                                                  46,500         46,431
   3.53%, 10/23/01                                                  12,000         11,974
   2.68%, 11/16/01                                                  30,000         29,897
-----------------------------------------------------------------------------------------
                                                                                  140,743
-----------------------------------------------------------------------------------------
MULTI-SELLER CONDUITS - 22.6%
 Amstel Funding Corp.,
   3.76%, 10/15/01                                                  15,000         14,978
   3.65%, 10/18/01                                                  70,000         69,879
   3.59%, 10/23/01                                                  12,500         12,472
   2.75%, 10/25/01                                                  45,000         44,917
   2.60%, 1/22/02                                                   20,000         19,837
 Amsterdam Funding,
   2.55%, 10/16/01                                                  37,500         37,460
   3.56%, 10/16/01                                                  34,000         33,949
   3.54%, 11/5/01                                                   12,500         12,457
 Apreco, Inc.,
   3.40%, 10/29/01                                                  50,000         49,868
 Charta Corp.,
   3.45%, 11/5/01                                                   25,000         24,916
   3.45%, 11/6/01                                                   10,000          9,966
 Compass Securitization,
   3.41%, 11/20/01                                                   9,945          9,898
 Concord Minutemen Capital Co.,
   3.43%, 11/7/01                                                   32,000         31,887
   3.58%, 11/8/01                                                    5,000          4,981
   3.43%, 11/13/01                                                  17,750         17,677
 Corporate Receivables Corp.,
   3.59%, 10/4/01                                                   20,000         19,994
   3.46%, 10/26/01                                                  11,000         10,974
 Edison Asset Securitization,
   3.59%, 10/5/01                                                   85,000         84,966
 Eiffel Funding LLC,
   3.60%, 10/1/01                                                   40,000         40,000
 Fairway Finance Corp.,
   3.55%, 10/1/01                                                   15,000         15,000
   3.53%, 10/5/01                                                   15,060         15,054
   2.60%, 10/9/01                                                   10,000          9,994
   3.03%, 10/9/01                                                   15,000         14,990
   2.50%, 10/16/01                                                  15,000         14,984

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 15 MONEY MARKET FUNDS


MONEY MARKET FUND
  SCHEDULE OF INVESTMENTS (UNAUDITED)
  MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
COMMERCIAL PAPER - 56.9% - CONTINUED

MULTI-SELLER CONDUITS - 22.6% - (CONTINUED)
   3.10%, 10/16/01                                              $   16,000     $   15,979
   3.27%, 12/10/01                                                   9,989          9,925
   2.47%, 12/14/01                                                  18,000         17,909
   2.52%, 12/14/01                                                  12,500         12,435
   2.47%, 12/17/01                                                  20,000         19,894
   2.55%, 12/21/01                                                  18,000         17,897
 Giro Multi Funding Corp.,
   2.50%, 10/22/01                                                  25,000         24,964
   2.54%, 12/13/01                                                  24,706         24,579
   3.62%, 12/17/01                                                  10,000          9,923
 Grand Funding Corp.,
   3.55%, 10/4/01                                                   37,500         37,489
   3.53%, 10/9/01                                                   20,000         19,984
   3.55%, 10/16/01                                                  95,000         94,859
 Jupiter Securitization Corp.,
   3.53%, 10/9/01                                                   52,985         52,943
   3.55%, 10/17/01                                                  50,000         49,921
   3.45%, 11/15/01                                                   7,000          6,970
   3.44%, 11/30/01                                                   9,987          9,930
 Kitty Hawk Funding Corp.,
   3.64%, 11/14/01                                                  14,492         14,428
   3.25%, 12/10/01                                                  30,000         29,810
 Lexington Parker Capital,
   3.54%, 10/5/01                                                   37,500         37,485
   3.59%, 10/18/01                                                  45,000         44,924
   3.81%, 12/3/01                                                   20,000         19,867
   3.35%, 3/1/02                                                    95,000         93,665
 Market Street Funding,
   3.46%, 10/1/01                                                   71,000         71,000
   3.55%, 10/4/01                                                   32,604         32,594
 Ness LLC,
   3.60%, 10/22/01                                                  27,000         26,943
   3.57%, 11/1/01                                                   12,500         12,462
   3.45%, 12/12/01                                                   5,000          4,966
   3.60%, 12/20/01                                                  15,000         14,880
   3.52%, 2/6/02                                                    25,000         24,687
   2.47%, 3/28/02                                                   30,000         29,634
 Silver Tower U.S. Funding,
   3.75%, 10/4/01                                                   10,000          9,997
   3.76%, 10/4/01                                                   37,500         37,488
   3.67%, 10/10/01                                                  15,000         14,986
   3.67%, 10/11/01                                              $   15,000     $   14,985
   2.60%, 2/21/02                                                    7,000          6,928
 Special Purpose Accounts,
   3.32%, 11/9/01                                                   12,500         12,455
 Thames Asset Global Securitization, Inc. - No.1,
   3.65%, 10/15/01                                                  15,000         14,979
   3.60%, 10/22/01                                                  33,362         33,292
   3.60%, 10/30/01                                                  27,500         27,420
 Tulip Funding Corp.,
   3.25%, 12/11/01                                                  50,000         49,680
   4.32%, 12/18/01                                                  17,500         17,336
 Variable Funding,
   3.58%, 10/1/01                                                   12,368         12,368
   2.65%, 11/6/01                                                   30,782         30,700
 Victory Receivables Corp.,
   3.53%, 10/3/01                                                   21,000         20,996
   3.68%, 10/12/01                                                  26,000         25,971
 Windmill Funding,
   3.53%, 10/12/01                                                  50,000         49,946
   3.56%, 10/16/01                                                  50,000         49,926
-----------------------------------------------------------------------------------------
                                                                                1,933,497
-----------------------------------------------------------------------------------------
NON-DEPOSITORY PERSONAL CREDIT INSTITUTIONS - 1.1%
 American Express Credit Co.,
   3.62%, 10/4/01                                                   50,000         49,985
   3.62%, 10/5/01                                                   46,000         45,982
-----------------------------------------------------------------------------------------
                                                                                   95,967
-----------------------------------------------------------------------------------------
SECURITIES ARBITRAGE - 1.7%
 Moriarty Ltd.,
   3.56%, 10/22/01                                                  37,500         37,422
   3.58%, 10/24/01                                                  10,000          9,977
   3.38%, 12/5/01                                                   50,000         49,695
   3.53%, 5/3/02                                                    45,000         44,056
-----------------------------------------------------------------------------------------
                                                                                  141,150
-----------------------------------------------------------------------------------------
SECURITY AND COMMODITY BROKER/DEALER - 1.1%
 Morgan Stanley Dean Witter Discover & Co.,
   3.25%, 10/4/01                                                   97,250         97,224
-----------------------------------------------------------------------------------------
SINGLE SELLER CONDUITS - 3.0%
 Atlantis One Funding Corp.,
   3.50%, 10/1/01                                                   70,853         70,853
   3.51%, 12/14/01                                                  20,000         19,856
   2.47%, 3/8/02                                                    47,000         46,490
   2.50%, 3/11/02                                                   50,000         49,441

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
COMMERCIAL PAPER - 56.9% - CONTINUED

SINGLE SELLER CONDUITS - 3.0% - (CONTINUED)
 Halogen Capital,
   3.49%, 11/7/01                                               $   17,500     $   17,437
   2.55%, 1/14/02                                                   50,000         49,628
-----------------------------------------------------------------------------------------
                                                                                  253,705
-----------------------------------------------------------------------------------------
STRUCTURED INVESTMENT VEHICLES - 10.3%
 Conduit Asset Backed Security,
   2.50%, 10/15/01                                                  17,500         17,483
   3.61%, 10/15/01                                                  10,000          9,986
   3.55%, 1/23/02                                                    6,500          6,427
   2.65%, 2/6/02                                                     9,500          9,410
 Crown Point Capital Co.,
   3.59%, 10/17/01                                                  35,000         34,944
 Dorada Finance, Inc.,
   3.58%, 10/30/01                                                   8,000          7,977
 Greyhawk Funding LLC,
   3.50%, 10/16/01                                                  56,000         55,918
 K2 (USA) LLC,
   3.85%, 11/28/01                                                   7,000          6,957
   3.52%, 2/4/02                                                     6,500          6,420
   3.70%, 2/15/02                                                   17,500         17,254
   2.47%, 3/22/02                                                    7,500          7,411
   2.47%, 4/26/02                                                   12,500         12,322
   4.06%, 7/15/02                                                   35,000         35,003
 Liberty Street Funding Co.,
   3.55%, 10/3/01                                                   14,000         13,997
   3.51%, 10/4/01                                                   15,000         14,996
   3.05%, 10/19/01                                                  18,500         18,472
   2.50%, 10/26/01                                                  11,500         11,480
 Links Finance LLC,
   3.75%, 8/20/02                                                   50,000         50,000
 MPF Ltd.,
   3.56%, 10/5/01                                                   10,000          9,996
   3.10%, 10/11/01                                                  10,000          9,991
   3.55%, 11/6/01                                                   41,500         41,353
   3.45%, 11/14/01                                                  20,000         19,916
   3.29%, 12/10/01                                                  55,500         55,145
 North Coast Funding LLC,
   3.60%, 10/1/01                                                   50,500         50,500
   3.56%, 10/26/01                                                   5,000          4,988
 Pennine Funding LLC,
   3.64%, 10/5/01                                                    7,000          6,997
   3.64%, 10/12/01                                              $   20,000     $   19,978
   3.54%, 1/18/02                                                   34,000         33,635
   3.52%, 1/29/02                                                  116,500        115,135
   2.50%, 3/6/02                                                    20,000         19,783
 Sigma Finance,
   3.86%, 11/9/01                                                   20,000         19,916
   3.42%, 11/20/01                                                  16,500         16,422
   3.57%, 12/13/01                                                  17,500         17,373
   3.54%, 12/17/01                                                  23,500         23,322
   3.54%, 12/18/01                                                  10,500         10,419
   3.54%, 12/20/01                                                  12,500         12,402
   3.40%, 2/11/02                                                    3,000          2,962
 Westways Funding IV Ltd.,
   3.60%, 10/1/01                                                   42,500         42,500
   2.65%, 11/20/01                                                  15,000         14,945
-----------------------------------------------------------------------------------------
                                                                                  884,135
-----------------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT - 3.1%
 Ford Credit Corp., Canada,
   3.75%, 10/9/01                                                   10,000          9,992
   3.71%, 11/5/01                                                   25,000         24,910
   3.97%, 11/5/01                                                   25,000         24,903
   3.97%, 11/6/01                                                   25,000         24,901
   3.62%, 11/19/01                                                  50,000         49,754
   3.69%, 11/20/01                                                  25,000         24,872
   3.69%, 12/11/01                                                  25,000         24,818
   3.47%, 2/11/02                                                   25,000         24,679
 General Motors Acceptance Corp.,
   3.41%, 11/16/01                                                  57,000         56,752
-----------------------------------------------------------------------------------------
                                                                                  265,581
-----------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $4,867,989)                                        4,867,989

CORPORATE NOTES/BONDS - 18.0%

BANK HOLDING COMPANIES - 0.4%
 Citicorp FRN,
   3.74%, 2/14/02                                                   12,500         12,510
 First Union Corp.,
   3.69%, 11/9/01                                                   22,500         22,502
-----------------------------------------------------------------------------------------
                                                                                   35,012
-----------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 17 MONEY MARKET FUNDS


MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS (UNAUDITED)
  MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
CORPORATE NOTES/BONDS - 18.0% - CONTINUED

BUSINESS SERVICES - 0.1%
 FBC Chemical Corp. Taxable VRDN, Series 2000,
   3.09%, 10/7/01                                               $    3,605     $    3,605
 KBL Capital Fund, Inc., Series A,
   3.06%, 10/4/01                                                    5,700          5,700
-----------------------------------------------------------------------------------------
                                                                                    9,305
-----------------------------------------------------------------------------------------
C&I MACHINES AND COMPUTER EQUIPMENT - 0.7%
 John Deere Capital Corp. MTN,
   3.76%, 12/3/01                                                   12,000         12,003
 John Deere Capital Corp. FRN,
   3.94%, 1/14/02                                                   12,500         12,507
   3.86%, 4/18/02                                                   12,500         12,509
   3.94%, 7/12/02                                                   25,000         25,025
-----------------------------------------------------------------------------------------
                                                                                   62,044
-----------------------------------------------------------------------------------------
COLLATERALIZED LOAN OBLIGATIONS - 1.3%
 Syndicated Loan Funding Trust, Senior Secured Notes,
   6.79%, 12/14/01                                                  20,000         20,000
   3.58%, 3/15/02                                                   35,000         35,000
   5.00%, 4/12/02                                                   52,000         52,000
-----------------------------------------------------------------------------------------
                                                                                  107,000
-----------------------------------------------------------------------------------------
COMMUNICATIONS - 0.2%
 AT&T Capital Corp. MTN,
   7.24%, 7/29/02                                                    8,500          8,735
 Vodaphone Group PLC FRN,
   3.31%, 12/19/01                                                   6,500          6,509
-----------------------------------------------------------------------------------------
                                                                                   15,244
-----------------------------------------------------------------------------------------
CREDIT CARD MASTER TRUSTS - 0.3%
 MBNA Credit Card Master Trust - Emerald Certificates
   2.58%, 11/20/01                                                  28,500         28,398
-----------------------------------------------------------------------------------------
DOMESTIC DEPOSITORY INSTITUTION - 2.5%
 Firstar Bank Note,
   4.50%, 4/18/02                                                   50,000         49,963
 Fleet National Bank FRN,
   3.55%, 3/6/02                                                    25,000         25,009
 Huntington National Bank,
   3.80%, 10/29/01                                                  12,500         12,501
   5.57%, 1/7/02                                                    50,000         49,999
   5.04%, 2/26/02                                                   40,000         39,997
 Key Bank N.A.,
   4.05%, 10/26/01                                                  20,000         20,014
 M&I Bank of Southern Wisconsin,
   7.25%, 3/22/02                                               $   12,500     $   12,646
-----------------------------------------------------------------------------------------
                                                                                  210,129
-----------------------------------------------------------------------------------------
ELECTRONIC AND OTHER ELECTRONIC COMPONENTS - 0.6%
 General Electric Capital Corp.,
   3.82%, 7/30/02                                                   50,000         50,017
-----------------------------------------------------------------------------------------
FOREIGN DEPOSITORY INSTITUTIONS - 0.8%
 Abbey National Treasury FRN,
   2.61%, 10/25/01                                                  50,000         49,999
 Barclays Bank,
   4.87%, 3/5/02                                                    17,500         17,498
-----------------------------------------------------------------------------------------
                                                                                   67,497
-----------------------------------------------------------------------------------------
NON-DEPOSITORY PERSONAL CREDIT INSTITUTIONS - 0.5%
 Associates Corp. of North America FRN,
   3.71%, 10/1/01                                                   40,000         40,000
 CIT Group, Inc. FRN,
   3.75%, 11/2/01                                                    5,000          5,000
-----------------------------------------------------------------------------------------
                                                                                   45,000
-----------------------------------------------------------------------------------------
SECURITY & COMMODITY BROKER/DEALERS - 3.4%
 Goldman Sachs Group, Inc. FRN,
   3.70%, 12/5/01                                                   20,000         20,009
   3.79%, 12/7/01                                                   30,000         30,014
   3.68%, 3/4/02                                                    25,000         25,024
   3.42%, 3/18/02                                                   50,000         50,056
   3.26%, 5/1/02                                                    35,000         35,035
 Goldman Sachs Group, Inc. MTN,
   6.90%, 9/30/02                                                   10,000         10,406
   7.02%, 9/30/02                                                   10,000         10,418
 Merrill Lynch & Co.,
   7.62%, 11/21/01                                                   7,500          7,534
   4.64%, 4/1/02                                                   100,000        100,014
-----------------------------------------------------------------------------------------
                                                                                  288,510
-----------------------------------------------------------------------------------------
STRUCTURED INVESTMENT VEHICLES - 7.2%
 Dorada Finance Corp.,
   4.11%, 5/13/02                                                   40,000         40,000
 Beta Finance,
   3.74%, 8/15/02                                                   90,000         89,991
 Centauri Corp.,
   3.74%, 8/15/02                                                   47,500         47,496

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
CORPORATE NOTES/BONDS - 18.0% - CONTINUED

STRUCTURED INVESTMENT VEHICLES - 7.2% - (CONTINUED)
 K2 (USA) LLC FRN,
   3.75%, 10/15/01                                              $   25,000     $   25,000
   3.38%, 2/19/02                                                   20,000         19,998
 K2 (USA) LLC MTN,
   4.83%, 3/4/02                                                    32,500         32,500
   4.56%, 4/8/02                                                    12,500         12,501
   4.46%, 4/15/02                                                   14,000         14,001
   4.10%, 5/13/02                                                   35,000         35,000
 Liberty Lighthouse, U.S. Capital,
   4.61%, 5/13/02                                                   50,000         50,000
   3.70%, 9/9/02                                                    40,000         40,000
 Sigma Finance,
   6.64%, 11/1/01                                                   50,000         50,000
   4.31%, 5/9/02                                                    15,000         15,017
   3.87%, 7/23/02                                                   50,000         50,008
   4.05%, 7/30/02                                                   75,000         75,000
   3.61%, 9/4/02                                                    20,000         19,989
-----------------------------------------------------------------------------------------
                                                                                  616,501
-----------------------------------------------------------------------------------------
TOTAL CORPORATE NOTES/BONDS (COST $1,534,657)                                   1,534,657

EURODOLLAR TIME DEPOSITS - 2.6%

 Banque Bruxelles Lambert, Brussels,
   3.38%, 10/1/01                                                  100,000        100,000
 Barclays Bank, London Branch,
   4.65%, 3/28/02                                                   25,000         25,014
 National Australia Bank, Grand Cayman,
   3.31%, 10/1/01                                                  100,000        100,000
-----------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS (COST $225,014)                                    225,014

GOVERNMENT NOTES/BONDS - 1.1%

 FNMA,
   3.39%, 12/3/01                                                   24,000         23,858
   3.39%, 12/6/01                                                    8,000          7,950
   6.38%, 10/15/02                                                  60,000         62,186
-----------------------------------------------------------------------------------------
TOTAL (COST $93,994)                                                               93,994

MUNICIPAL INVESTMENTS - 5.5%

ADMINISTRATION OF ENVIRONMENT & HOUSING PROGRAMS - 2.9%

 Alaska Housing Finance Corp.,
   3.68%, 10/9/01                                               $   16,750     $   16,736
 California HFA Home Mortgage Revenue Bond,
   Series R,
   3.05%, 10/7/01                                                   57,075         57,075
 Connecticut State Housing Finance Authority,
   Series 2001-A4, Taxable VRDN,
   3.00%, 10/7/01                                                   12,250         12,250
 Texas State Veterans' Housing Program Taxable Fund II,
   Series 99A-2,
   4.00%, 10/7/01                                                   19,000         19,000
 Utah Housing Finance SFM Bonds, Series 2001-A,
   3.05%, 10/7/01                                                    6,250          6,250
 Virginia State Commonwealth Mortgage HDA Bond,
   Series A,
   3.00%, 10/7/01                                                  123,915        123,915
   Series B,
   3.00%, 10/7/01                                                    2,855          2,855
   Series C,
   3.00%, 10/7/01                                                    6,210          6,210
-----------------------------------------------------------------------------------------
                                                                                  244,291
-----------------------------------------------------------------------------------------
BANK HOLDING COMPANIES - 0.3%
 Wells Fargo Co.,
   6.50%, 9/3/02                                                    25,000         25,867
-----------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
 ADE Investments LLC Loan Program VRN,
   Series 1998-A (First of America LOC),
   3.06%, 10/7/01                                                    7,160          7,160
 Bonbright Distributors Taxable VRDN, Series 1998,
   3.09%, 10/7/01                                                    4,875          4,875
 Courtyards of Mackinaw LLC Mortgage Revenue Bond,
   Series 1999-H (First of America LOC),
   3.06%, 10/7/01                                                    4,100          4,100
 JCM Properties LP VRN,
   6.63%, 10/1/01                                                    2,590          2,590
 Malone College Project VRN,
   3.09%, 10/7/01                                                    3,600          3,600
 Mubea, Inc.Taxable Project VRDN,
   Series 1998,
   3.09%, 10/7/01                                                    7,500          7,500

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 19 MONEY MARKET FUNDS


MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001
MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 5.5% - CONTINUED

BUSINESS SERVICES - 0.6% - (CONTINUED)
   Series 1999,
   3.09%, 10/7/01                                               $    4,500     $    4,500
 Schreiber Industrial Park-North Co. Taxable VRDN,
   3.09%, 10/7/01                                                    4,900          4,900
 Smith Clinic Project Taxable VRDN, Series 2000,
   3.09%, 10/7/01                                                    6,435          6,435
 Vreba-Hoff Funding, Inc. Notes, Series 1998-A,
   3.06%, 10/7/01                                                    4,200          4,200
-----------------------------------------------------------------------------------------
                                                                                   49,860
-----------------------------------------------------------------------------------------
DOMESTIC DEPOSITORY INSTITUTION - 0.3%
 U.S. Bank N.A. MTN,
   3.54%, 9/3/02                                                    25,000         25,000
-----------------------------------------------------------------------------------------
EXECUTIVE, LEGISLATIVE & GENERAL - 0.3%
 Seattle, Washington Ltd. G.O. Bond, Series 1996-C,
   3.00%, 10/7/01                                                    7,695          7,695
 Texas Municipal Power Agency,
     3.83%, 11/13/01                                                14,030         14,030
-----------------------------------------------------------------------------------------
                                                                                   21,725
-----------------------------------------------------------------------------------------
HEALTH SERVICES - 0.5%
 Flint, Michigan Hospital Building Authority Loan
   Program Notes, Series 1997-A,
   Hurley Medical Center,
   3.00%, 10/7/01                                                   11,400         11,400
 Healthcare Network Properties LLC Loan Program
   VRDN, Series 1999-A (National City Bank LOC),
   3.06%, 10/7/01                                                   19,300         19,300
 Integris Health, Inc. Taxable Baptist Medical
   Plaza Associate Ltd. VRDB,
   3.70%, 10/7/01                                                   13,680         13,680
 Waukesha, Wisconsin Health System, Inc.,
   3.15%, 10/7/01                                                    2,550          2,550
-----------------------------------------------------------------------------------------
                                                                                   46,930
-----------------------------------------------------------------------------------------
PUBLIC FINANCE TAX - 0.4%
 New Jersey Economic Development Authority VRN,
   Series 1997-B, Taxable CNBC Project,
   3.56%, 10/1/01                                                   11,701         11,701
 Oakland-Alameda City Coliseum Authority,
   3.65%, 10/10/01                                                  20,000         20,000
-----------------------------------------------------------------------------------------
                                                                                   31,701
-----------------------------------------------------------------------------------------

REAL ESTATE - 0.0%
 Wilmington Pike LLC Project VRDN, Series 2000,
   3.09%, 10/7/01                                               $    3,290     $    3,290
-----------------------------------------------------------------------------------------
UTILITIES - 0.2%
 Municipal Electric Authority of Georgia
   General Resident Project BAN's, Series 1997,
   3.80%, 11/7/01                                                   18,700         18,700
-----------------------------------------------------------------------------------------
WATER TRANSPORTATION - 0.0%
 Massachusetts Port Authority Special Project
   Revenue, Series 2001-B,
   3.05%, 10/7/01                                                    5,400          5,400
-----------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $472,764)                                       472,764

REPURCHASE AGREEMENTS - 5.3%

(COLLD. BY U.S. GOVERNMENT SECURITIES)
 Bear Stearns, Inc., dated 9/30/01,
   repurchase price $300,088
   3.52%, 10/1/01                                                  300,000        300,000
 UBS-Warburg LLC dated 9/30/01,
   repurchase price $150,658
   3.48%, 10/1/01                                                  150,614        150,614
-----------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $450,614)                                       450,614

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7% (COST $8,525,607)                                     8,525,607
   Other Assets less Liabilities - 0.3%                                            22,407
-----------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                             8,548,014

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2001
 MUNICIPAL MONEY MARKET FUND

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6%

ALABAMA - 0.8%
 McIntosh Industrial Development Board
 Environmental Improvement Facilities Revenue
 Refunding VRDB (CIBA Specialty
 Chemical Corp. Gtd.),
   Series 1998D,
   2.75%, 10/1/01                                               $   11,200     $   11,200
   Series 1998E (AMT),
   2.90%, 10/1/01                                                   11,400         11,400
 Oxford G.O. VRDB, Trust Receipts SGB 34
  (AMBAC Insured),
   2.38%, 10/9/01                                                    4,250          4,250
 Selma Industrial Development Board Revenue VRDB,
   Series A (AMT), Meadowcraft, Inc. Project
   (Bank of America LOC),
   2.45%, 10/9/01                                                    1,900          1,900
 Stevenson Industrial Development
   Board Revenue VRDB (AMT),
   Mead Corp. Project (Toronto-Dominion Bank LOC),
   2.80%, 10/1/01                                                    2,500          2,500
-----------------------------------------------------------------------------------------
                                                                                   31,250
-----------------------------------------------------------------------------------------
ALASKA - 0.5%
 Alaska International Airports Revenue VRDB,
   Series I (AMT), Merlots (AMBAC Insured),
   2.44%, 10/9/01                                                    3,750          3,750
 Anchorage Alaska G.O. TAN,
   3.75%, 12/14/01                                                   4,000          4,005
 Valdez Marine Terminal Revenue VRDB,
   Series 1994-B, ARCO Transportation Project
   (Atlantic Richfield Co. Gtd.),
   2.30%, 10/9/01                                                   10,700         10,700
-----------------------------------------------------------------------------------------
                                                                                   18,455
-----------------------------------------------------------------------------------------
ARIZONA - 0.7%
 Apache County IDA VRDN, Series 1996 (AMT),
   Imperial Components, Inc. Project
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    1,175          1,175
 Arizona Health Facilities Authority Revenue
   Bonds, Series A, Arizona Healthcare Pooled
   Financing (Caisse des Depots et Consignations GIC),
   2.45%, 10/9/01                                                    1,850          1,850
 Arizona School District TAN COP, Series 2001,
   3.25%, 7/31/02                                               $    5,000     $    5,028
 Maricopa County PCR Refunding Bonds,
   Series C, Arizona Public Service Co. Project,
   2.70%, 10/1/01                                                    5,400          5,400
 Maricopa County PCR Refunding Bonds,
   Series F, Arizona Public Service Co. Project
   (Bank of America LOC),
   2.70%, 10/1/01                                                    1,800          1,800
 Salt River Agricultural Project Bonds,
   Series B, Improvement & Power District,
   2.50%, 10/9/01                                                   10,000         10,000
-----------------------------------------------------------------------------------------
                                                                                   25,253
-----------------------------------------------------------------------------------------
ARKANSAS - 0.7%
 Arkansas Development Finance Authority
   Revenue Bonds, Series (AMT), SFM Program,
   2.73%, 10/9/01                                                    9,905          9,905
 Arkansas Hospital Equipment Finance
   Authority VRDB, Series 1998, AHA Pooled
   Finance Project (Bank of America LOC),
   2.45%, 10/9/01                                                    5,200          5,200
 Arkansas State Development Finance Authority
   Multifamily Housing Revenue VRDB,
   Series C (AMT), Chapel Ridge
   (First Tennessee Bank LOC),
   2.48%, 10/9/01                                                    3,750          3,750
 Lowell City IDR VRDB, Series 1996 (AMT),
   Little Rock Newspapers, Inc. Project
   (Bank of New York LOC),
   2.35%, 10/9/01                                                    3,250          3,250
 West Memphis City IDR VRDN (AMT),
   Proform Co. LLC Project (U.S. Bank LOC),
   2.55%, 10/9/01                                                    1,950          1,950
-----------------------------------------------------------------------------------------
                                                                                   24,055
-----------------------------------------------------------------------------------------
CALIFORNIA - 1.6%
 California Pollution Control Finance Authority
   Bonds, San Diego Gas & Electric (MBIA Insured),
   Merrill Lynch P-Float PA-538R,
   2.48%, 10/4/01                                                   13,970         13,970
   Merrill Lynch P-Float PA-633R,
   2.48%, 10/4/01                                                    4,250          4,250

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 21 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)
                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6%

CALIFORNIA - 1.6% - (CONTINUED)
 California Infrastructure and Economic
   Development Revenue Bonds, Series A,
   Independent System Operation Corp. Project,
   2.45%, 10/9/01                                               $      800     $      800
 Charter Mac Certificates, Series 2001 (AMT),
   2.58%, 10/9/01                                                   10,000         10,000
 Los Angeles Unified School District TAN, Series 2001,
   4.00%, 7/23/02                                                   12,900         13,045
 Los Angeles Department of Water and Power
   VRDB, Series 2001 B,
   2.25%, 10/9/01                                                    3,210          3,210
 San Luis Obispo County G.O. BAN,
   3.50%, 7/2/02                                                     5,000          5,031
 South Coast Local Education Agencies TRAN,
   Series 2001,
   3.25%, 6/28/02                                                    8,000          8,036
-----------------------------------------------------------------------------------------
                                                                                   58,342
-----------------------------------------------------------------------------------------
COLORADO - 2.7%
 Centennial Downs Metropolitan District G.O
   Bonds, Series 1999 (U.S. Bank LOC),
   2.35%, 10/9/01                                                    5,000          5,000
 Colorado HFA Economic Development Revenue
   Bonds (AMT), Metal Sales Manufacturing Corp.
   Project (U.S. Bank LOC),
   2.53%, 10/9/01                                                    3,000          3,000
 Colorado HFA Economic Development Revenue
   Bonds, Walker Manufacturing Co. Project
   (Bank One LOC),
   2.55%, 10/9/01                                                    3,200          3,200
 Colorado HFA Multifamily Class, Series A-1
   (MBIA Insured),
   2.35%, 10/9/01                                                    8,370          8,370
 Colorado HFA Multifamily Insured Mortgage
   Revenue VRDB, Series A,
   2.38%, 10/9/01                                                   33,320         33,320
 Colorado HFA Single Family, Series 2001A-2
   (AMT), First Union Merlot,
   2.44%, 10/9/01                                                    6,025          6,025
 Colorado HFA, Series 2001-A,
   2.65%, 8/6/02                                                     7,000          7,000
 Colorado HFA Revenue Bonds (AMT),
   Genesis Innovations LLC (Bank One LOC),
   2.62%, 10/9/01                                               $    5,500     $    5,500
 Colorado Student Obligation Bond Authority
   Revenue VRDB, Series A (AMT)
   (Colld. by U.S. Government Securities),
   2.35%, 10/9/01                                                    5,000          5,000
 Denver Airport System VRDB, Series 2000-A
   (AMT), Merrill Lynch P-Floats PA-763
   (AMBAC Insured),
   2.43%, 10/9/01                                                    4,995          4,995
 Greenwood Village G.O. Bonds, Series 2000,
   Fiddlers Business Improvement District
   (U.S. Bank LOC),
   2.35%, 10/9/01                                                    3,400          3,400
 Intermountain Power Agency
   Goldman Sachs CP, Series 1997-B,
   2.35%, 12/10/01                                                  15,000         15,000
-----------------------------------------------------------------------------------------
                                                                                   99,810
-----------------------------------------------------------------------------------------
DELAWARE - 0.7%
 Delaware Economic Development Authority
   IDR VRDN (AMT), Delaware Clean Power Project,
   Series 1997-C,
   2.43%, 10/9/01                                                    7,200          7,200
   Series 1997-D,
   2.45%, 10/9/01                                                   20,000         20,000
 Kent County Student Housing Revenue
   Bonds, Series 2000, Delaware State University
   Project (First Union National Bank LOC),
   2.35%, 10/9/01                                                      250            250
-----------------------------------------------------------------------------------------
                                                                                   27,450
-----------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 1.8%
 District of Columbia G.O. Refunding VRDB,
   Series PA-568, P-Float (FSA Insured),
   2.43%, 10/9/01                                                    4,165          4,165
 District of Columbia G.O. Refunding VRDB,
   Series 1999 B-12, ROC II (FSA Insured),
   2.38%, 10/9/01                                                   10,000         10,000
 District of Columbia Metropolitan Airport
   Authority Passenger Facility Flexible Term
   Notes (Bank of America LOC),
   3.00%, 11/16/01                                                  31,000         31,000

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

DISTRICT OF COLUMBIA - 1.8% - (CONTINUED)

 District of Columbia Metropolitan Airport
   Authority (AMT), SMB ROC #54, (MBIA Insured),
   2.43%, 10/9/01                                               $    3,800     $    3,800
 District of Columbia Revenue Bonds, Series B,
   National Academy of Science (AMBAC Insured),
   2.75%, 10/25/01                                                   2,000          2,000
   2.80%, 11/14/01                                                   5,000          5,000
 District of Columbia Water & Sewer Authority
   VRDB, Series 1998, Citibank Eagle Trust 985201
   (FSA Insured),
   2.38%, 10/9/01                                                    3,300          3,300
 District of Columbia Water & Sewer Revenue
   Bonds, Citicorp Eagle Trust 8121A
   (FSA Insured),
   2.38%, 10/9/01                                                    7,590          7,590
-----------------------------------------------------------------------------------------
                                                                                   66,855
-----------------------------------------------------------------------------------------
FLORIDA - 4.9%
 Broward County Sales CP TRB, Series A,
   2.50%, 10/5/01                                                   11,750         11,750
 Capital Project Finance Authority
   Program, Series 2000-H (Caisse des Depots
   et Consignations GIC),
   2.45%, 10/9/01                                                    4,300          4,300
 Escambia County PCR Refunding Bonds,
   Series 1997, Gulf Power Co. Project
   (Gulf Power Co. Gtd.),
   2.70%, 10/1/01                                                    7,100          7,100
 Florida State Board of Education Capital Outlay
   Revenue VRDB, Series 1998-9, ABN-ARMO
   MuniTops (FSA Insured),
   2.29%, 10/9/01                                                    6,000          6,000
 Florida State Board of Education Capital Outlay
   Revenue VRDN, Series 20000902,
   Capital Outlay Eagle Trust,
   2.38%, 10/9/01                                                    4,550          4,550
 Florida Department of Juvenile Justice COP
   Bonds, First Union Merlot, Series 2000-000
   (MBIA Insured),
   2.39%, 10/9/01                                                    6,385          6,385
 Florida Housing Finance Corp. Revenue Bonds
    (AMT), Merrill Lynch P-Floats PT-451,
   Homeowner Mortgage Services (FSA Insured),
   2.43%, 10/9/01                                               $    3,665     $    3,665
 Hillsborough County Airport Revenue Bonds
   Series 2001-B (AMT),
   (Landesbank Baden Wuerttemberg),
   2.20%, 12/6/01                                                    4,000          4,000
 Hillsborough County IDA
   Tampa Electric Co. Gannon Goal
   2.75%, 10/1/01                                                   10,250         10,250
 Hillsborough County School District VRDN,
   TOB PCR-4 (MBIA Insured),
   2.53%, 10/9/01                                                    7,145          7,145
 Indian River County Hospital District Revenue
   Bonds (Sun Trust LOC),
   Series 1990,
   2.65%, 10/1/01                                                      600            600
   Series 1988,
   2.65%, 10/9/01                                                    6,000          6,000
   Series 1990,
   2.65%, 12/11/01                                                  21,100         21,100
 Jacksonville Electric Authority VRDB,
   Series 2000,
   2.75%, 10/1/01                                                    4,100          4,100
   Series 2001,
   2.75%, 10/1/01                                                    2,400          2,400
 Jacksonville PCR Bonds,
   Series 1992,
   2.65%, 10/10/01                                                   1,500          1,500
   Series 1994,
   2.05%, 1/14/02                                                    2,300          2,300
 Miami-Dade County School District TAN,
   3.50%, 6/27/02                                                    9,000          9,051
 Miami-Dade County IDA IDR VRDN,
   Series 1998 (AMT), Fine Art Lamps Project
   (Sun Trust Bank LOC),
   2.45%, 10/9/01                                                    1,800          1,800
 Ocean Highway & Port Authority Revenue
   VRDB (AMT) (ABN-AMRO Bank LOC),
   2.35%, 10/9/01                                                    2,000          2,000

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 23 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

FLORIDA - 4.9% - (CONTINUED)

 Orange County HFA Bonds,
   Series 1987-A, Citicorp Eagle Trust
   (Colld. by U.S. Government Securities),
   2.38%, 10/9/01                                               $    2,655     $    2,655
 Orange County Health Facility Authority VRDB,
   Series 2000A, Florida Hospital Association
   Health Facility Loan Program
   (Caisse des Depots et Consignations GIC),
   2.45%, 10/9/01                                                    4,900          4,900
 Orange County Health Facility Revenue VRDB,
   Series 17, Adventist-Health Morgan Stanley
   Municipal Trust Receipts (AMBAC Insured),
   2.48%, 10/9/01                                                   20,000         20,000
 Putman County Development Authority
   PCR Bonds, National Rural Utility Seminole
   Electric H-4 (National Rural Utilities Cooperative
   Finance Co. Gtd.),
   2.40%, 3/15/02                                                    8,000          8,000
 Putman County Development Authority Revenue
   Bonds, Seminole Electric Cooperative Project
   (National Rural Utilities Cooperative Finance Co. Gtd),
   2.70%, 12/15/01                                                  12,000         12,000
 Sarasota County Public Hospital District Revenue
   Bonds, Series 1996A, Sarasota Memorial
   Hospital Project,
   2.40%, 12/7/01                                                    8,800          8,800
 Sunrise Utility System Revenue and Refunding
   VRDB, Series 1998A TOB PCR 19
   (AMBAC Insured),
   2.53%, 10/9/01                                                    7,955          7,955
-----------------------------------------------------------------------------------------
                                                                                  180,306
-----------------------------------------------------------------------------------------
GEORGIA - 4.2%
 Appling County Development Authority PCR
   Bonds, Series 1997, Georgia Power Co. Plant
   Hatch Project (Georgia Power Co. Gtd.),
   2.70%, 10/1/01                                                      500            500
 Atlanta Airport Authority Revenue Bonds,
   Series B (AMT) (FGIC Insured),
   2.44%, 10/9/01                                                    5,800          5,800
 Atlanta Housing Authority Multifamily VRDN,
   Series 1999 (AMT), Village of East Lake Phase II
   (Bank of America LOC),
   2.40%, 10/9/01                                               $   11,800     $   11,800
 Atlanta Urban Resident Finance Authority
   Revenue Bonds, Series 2000 (AMT), Carver
   Redevelopment Project (SunTrust Bank LOC),
   2.45%, 10/9/01                                                    3,000          3,000
 Burke County Development Authority PCR VRDB,
   Series 1, Georgia Power Co. Plant Vogtle Project,
   4.53%, 3/1/02                                                    15,100         15,169
 Clayton County Development Authority IDR
   VRDB, Series 1996 (AMT), Blue Circle
   Aggregates, Inc. Project
   (Denmark Danske Bank LOC),
   2.40%, 10/9/01                                                    5,300          5,300
 DeKalb County Hospital Authority Revenue
   VRDN, Series B, Atlantic Certificates DeKalb
   Medical Center (SunTrust Bank LOC),
   2.35%, 10/9/01                                                    5,155          5,155
 DeKalb County Housing Authority Revenue
   VRDB, Series 1995 (AMT), Cedar Creek Apartment
   Project (General Electric Capital Corp. LOC),
   2.45%, 10/9/01                                                    5,200          5,200
 Fulton County School District, Citicorp Eagle
   Trust 981001,
   2.38%, 10/9/01                                                   11,300         11,300
 Georgia HFA SFM Bonds,
   Series 1999 B-4 PT 299 (AMT),
   2.43%, 10/9/01                                                    8,835          8,835
 Georgia Municipal Gas Authority Revenue
   Bonds, Series C, Gas Portfolio Project II
   (Bank of America LOC),
   2.50%, 10/9/01                                                   14,475         14,475
 Georgia State G.O. VRDB,
   Eagle Trust Series 97C1001,
   2.38%, 10/9/01                                                   12,000         12,000
   Eagle Trust Series 97C1002,
   2.38%, 10/9/01                                                   15,100         15,100
   Eagle Trust Series 99D1002,
   2.38%, 10/9/01                                                   17,280         17,280

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

GEORGIA - 4.2% - (CONTINUED)
 Gwinnet County IDR VRDN, Series 1998 (AMT),
   Network Publications, Inc. (Bank of America LOC),
   2.40%, 10/9/01                                               $    1,400     $    1,400
 Heard County Development Authority PCR Bonds,
   Series 1997, Georgia Power Co. Scherer Plant
   Project (Georgia Power Co. Gtd.)
   2.70%, 10/1/01                                                      700            700
 Henry County Development Authority Revenue
   Bonds, Series 1997 (AMT), Atlas Roofing Corp.
   Project (Fleet National Bank LOC),
   2.45%, 10/9/01                                                    4,150          4,150
 Monroe County Development Authority PCR
   Bonds, Georgia Power Co. Scherer Plant
   Project (Georgia Power Co. Gtd.),
   2.70%, 10/1/01                                                    2,900          2,900
 Rabun County Development Authority
   Revenue Bonds, Nacoochee School Project
   (SunTrust Bank LOC),
   2.35%, 10/9/01                                                    5,000          5,000
 Savannah Economic Development Authority
   Revenue VRDN, Series 1997 (AMT), Georgia
   Kaolin Terminals (Bank of America LOC),
   2.40%, 10/9/01                                                    5,000          5,000
 Thomas-Upson County IDR Bonds (AMT),
   Oracle, Inc. Project (Bank One LOC),
   2.58%, 10/9/01                                                    4,550          4,550
 Waleska Downtown Development Authority
   Revenue Bonds, Reinhardt College Project
   (Regions Bank of Alabama LOC),
   2.33%, 10/9/01                                                    1,300          1,300
 Whitfield County IDA Revenue Bonds (AMT),
   H&S Whitting, Inc. Project (Bank of America LOC),
   2.40%, 10/9/01                                                    1,100          1,100
-----------------------------------------------------------------------------------------
                                                                                  157,014
-----------------------------------------------------------------------------------------
HAWAII - 0.3%
 Hawaii State Airport System Revenue Bonds,
   Series 2000-B (AMT), Merrill Lynch P-Floats
   PA-765 (FGIC Insured),
   2.43%, 10/9/01                                                    2,495          2,495
 Hawaii State G.O. Bonds, Citicorp Eagle Trust
   20001101 (FGIC Insured),
   2.38%, 10/9/01                                               $    6,000     $    6,000
 Hawaii State G.O. Refunding Bonds, Series CB,
   5.25%, 1/1/02                                                     3,275          3,288
-----------------------------------------------------------------------------------------
                                                                                   11,783
-----------------------------------------------------------------------------------------
IDAHO - 0.9%
 Idaho HFA Class I SFM Bonds (AMT),
   Series 2000-F,
   2.45%, 10/9/01                                                    5,000          5,000
   Series 2000 G-2,
   2.25%, 10/9/01                                                   12,250         12,250
 Idaho State TAN, Series 2001,
   3.75%, 6/28/02                                                   15,000         15,124
-----------------------------------------------------------------------------------------
                                                                                   32,374
-----------------------------------------------------------------------------------------
ILLINOIS - 9.7%
 Arlington Heights IDR VRDN, Series 1997
   (AMT), 3E Graphics & Printing Project
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    2,890          2,890
 Aurora IDR Bonds (AMT),
   Kenson Industries, Inc. Project, Series 2001
   (Harris Trust & Savings Bank LOC),
   2.35%, 10/9/01                                                    3,400          3,400
 Chicago Board of Education G.O. Unlimited
   VRDB, Series APA 616, School Reform Board
   (FGIC Insured),
   2.48%, 10/9/01                                                    7,405          7,405
 Chicago Board of Education G.O. Bonds,
   Series 2001A47, School Reform First Union
   Merlot (FGIC Insured),
   2.39%, 10/9/01                                                    6,240          6,240
 Chicago City G.O. Equipment Notes
   (Harris Trust & Savings Bank LOC),
   4.38%, 10/9/01                                                    9,000          9,000
 Chicago City Sales TRB VRDN, Series 1998
   PCR-8 PTOB (FGIC Insured),
   2.53%, 10/9/01                                                    3,885          3,885
 Chicago G.O. Project & Refunding Bonds,
   Series 1998-M,
   Bank of America Partnership (FGIC Insured),
   2.38%, 10/9/01                                                   15,000         15,000

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 25 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
ILLINOIS - 9.7% -  (CONTINUED)
 Chicago G.O. Refunding VRDB, Series 1998,
   Citicorp Eagle Trust 981302 (FSA Insured),
   2.38%, 10/9/01                                               $    3,300     $    3,300
 Chicago G.O. Notes, Series 2000A,
   (Landesbank hessen Thurigen LOC),
   2.40%, 12/6/01                                                   20,000         20,000
 Chicago IDR Bonds, Series 1996-B (AMT),
   Guernsey Bel, Inc. Project (LaSalle Bank LOC),
   2.33%, 10/9/01                                                    2,655          2,655
 Chicago Midway Airport Revenue VRDB,
   Series 1995 (AMT), American Transit Air, Inc.
   Project (Bank One LOC),
   2.40%, 10/9/01                                                    5,500          5,500
 Chicago Multifamily Housing Revenue VRDB,
   Series 1999-A (AMT), Renaissance Center
   LP Project (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    5,250          5,250
 Chicago O'Hare International Airport Revenue
   Bonds, Series 1983-B, AMR, Inc. Project
   (Hypo Vereinsbank LOC),
   2.75%, 10/1/01                                                    1,500          1,500
 Chicago School Reform Board G.O. VRDB,
   Series 1996, Bank of America (MBIA Insured),
   2.43%, 10/9/01                                                    7,300          7,300
 Chicago SFM Revenue VRDB, Series C (AMT),
   First Union Merlot
   (Colld. by U.S. Government Securities),
   2.44%, 10/9/01                                                    3,960          3,960
 Chicago SFM Revenue VRDB (AMT),
   P-Floats PT-233,
   2.43%, 10/9/01                                                    5,565          5,565
 Crestwood IDR VRDB (AMT), GMC Warehouse
   LLC Project (LaSalle National Bank LOC),
   2.33%, 10/9/01                                                    2,950          2,950
 Des Plaines City VRDB, Series 1996 (AMT),
   Finzer Roller, Inc. Project
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    1,330          1,330
 Elgin City IDR VRDB, Series 1999 (AMT),
   Questek Manufacturing Corp.
   (American National Bank & Trust LOC),
   2.50%, 10/9/01                                                    3,500          3,500
 Elgin City Industrial Project Revenue VRDB
   (AMT), 1925 Holmes Road Project
   (Harris Trust & Savings Bank LOC)
   2.40%, 10/9/01                                               $    3,300     $    3,300
 Elgin City IDR VRDB, Series 1996A (AMT),
   Bailey Development LLC Project
   (LaSalle Bank LOC),
   2.33%, 10/9/01                                                    3,400          3,400
 Frankfort IDR VRDB, Series 1996 (AMT),
   Bimba Manufacturing Co. Project
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    3,150          3,150
 Fulton IDR VRDB, Series 1998 (AMT), Drives, Inc.
   Project  (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    3,375          3,375
 Illinois Development Finance Authority Bonds,
   Series 2001, YMCA of Metro Chicago
   (Harris Trust & Savings Bank LOC),
   2.75%, 10/1/01                                                    6,300          6,300
 Illinois Development Finance Authority Bonds
   (AMT), Series 1996, Touhy Limited Project,
   (LaSalle Bank LOC),
   2.33%, 10/9/01                                                    4,000          4,000
 Illinois Development Finance Authority IDR
   VRDB (AMT), Olson International Limited Project
   (American National Bank & Trust LOC),
   2.55%, 10/9/01                                                    3,080          3,080
 Illinois Development Finance Authority
   Revenue Bonds, Series A, AMR Pooled
   Financing Program (Bank of America GIC),
   2.45%, 10/9/01                                                    6,065          6,065
 Illinois Development Finance Authority IDR
   VRDB, Series 2000-2001A, Jewish Charities
   (Harris Trust & Savings Bank LOC),
   2.35%, 10/9/01                                                    6,000          6,000
 Illinois Development Finance Authority IDR VRDN,
   Series 1990 (AMT), Solar Press, Inc. Project
   (LaSalle National Bank LOC),
   2.35%, 10/9/01                                                    2,700          2,700

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

ILLINOIS - 9.7% - (CONTINUED)

 Illinois Development Finance Authority IDR
   VRDB, Series 1997-A (AMT), Randall Metals
   Corp. Project (LaSalle National Bank LOC),
   2.65%, 10/9/01                                               $    2,265     $    2,265
 Illinois Development Finance Authority Industrial
   Revenue VRDB, Series A (AMT), General
   Converting Project (LaSalle National Bank LOC),
   2.33%, 10/9/01                                                    4,880          4,880
 Illinois Development Finance Authority
   Industrial Revenue VRDB (AMT), Astron
   Midwestern, Inc. Project (American National
   Bank & Trust LOC),
   2.50%, 10/9/01                                                    3,845          3,845
 Illinois Development Finance Authority Revenue
   VRDB (AMT), Olive Can Co. Project
   (LaSalle Bank LOC),
   2.33%, 10/9/01                                                    3,740          3,740
 Illinois Development Finance Authority
   Revenue Bonds, Series C-1, AMR Pooled
   Finance Program (Bank of America LOC),
   2.35%, 10/9/01                                                    1,500          1,500
 Illinois Development Finance Authority
   Revenue VRDB, Series 1989 (AMT),
   DE Akin Seed Co. (Bank One LOC),
   2.45%, 10/9/01                                                    1,050          1,050
 Illinois Development Finance Authority
   Revenue VRDN, Enterprise Office Campus
   (Colld. by U.S. Government Securities),
   2.50%, 12/1/01                                                    5,950          5,950
 Illinois Development Finance Authority Revenue
   VRDN, Series 1998 (AMT), Flying Food Fare, Inc.
   (Bank of America LOC),
   2.45%, 10/9/01                                                    5,500          5,500
 Illinois Development Finance Authority
   Revenue VRDN, Series 1999 (AMT),
   Elite Manufacturing Technology, Inc.
   Project (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    4,185          4,185
 Illinois Development Finance Authority
   Revenue VRDN, Series 1999-A (AMT),
   Nuevo Hombres LLC Project
   (American National Bank & Trust LOC),
   2.50%, 10/9/01                                               $    5,475     $    5,475
 Illinois Development Finance Authority IDR
   VRDN (AMT), Bimba Manufacturing Co.
   Project (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    2,175          2,175
 Illinois Development Finance Authority
   Bonds (AMT), M-Wave, Inc. Project (American
   National Bank & Trust LOC),
   2.57%, 10/9/01                                                    4,000          4,000
 Illinois Development Finance Authority
   VRDB, Series A, Local Government Finance
   Program (AMBAC Insured),
   2.45%, 10/9/01                                                    5,750          5,750
 Illinois Development Finance Authority
   VRDN, Series 1997 (AMT), Ciccone Food
   Products, Inc. (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    4,100          4,100
 Illinois Educational Facilities Authority VRDN,
   Cultural Pooled Finance Project (American
   National Bank & Trust LOC),
   2.30%, 10/9/01                                                    7,650          7,650
 Illinois Educational Facilities Authority VRDN,
   The Art Institute of Chicago,
   Series 1992,
   2.25%, 10/9/01                                                    6,650          6,650
   Series 1996,
   2.25%, 10/9/01                                                   14,200         14,200
 Illinois Health Facilities Authority Revenue Bonds,
   Series 1985-B, Evanston Hospital Corp.,
   2.30%, 10/9/01                                                   15,000         15,000
 Illinois Health Facilities Authority Revenue Bonds,
   Series 1996, Franciscan Eldercare Village,
   2.33%, 10/9/01                                                    3,850          3,850
 Illinois Health Facilities Authority Revenue Bonds,
   Lutheran Home and Services,
   2.33%, 10/9/01                                                      100            100
 Illinois Health Facilities Authority Revenue Bonds,
   Series 166, Sinai Health System (AMBAC Insured),
   2.36%, 10/9/01                                                    4,220          4,220

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 27 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

ILLINOIS - 9.7% - (CONTINUED)

 Illinois Health Facilities Authority Revenue Bonds,
   Evanston Hospital Corp. (Evanston
   Northwestern Healthcare Gtd.),
   2.95%, 11/30/01                                              $   10,000     $   10,000
 Illinois Health Facilities Authority Revenue Bonds,
   Series B, Evanston Hospital Corp.,
   4.45%, 10/31/01                                                  10,000         10,000
 Illinois Health Facilities Authority Revenue Bonds,
   Series 1985-B, Evanston Hospital Corp.,
   2.50%, 11/15/01                                                  11,000         11,000
 Illinois State Sales Tax Revenue VRDB,
   Salomon Smith Barney Eagle Trust,
   2.38%, 10/9/01                                                    5,045          5,045
 Metro Pier & Exposition Authority TRB,
   Series 2000-VVV, First Union Merlot,
   (FGIC Insured),
   2.60%, 9/3/02                                                     6,000          6,000
 Regional Transportation Authority Revenue
   Bonds, Series 20001303 (MBIA Insured),
   2.38%, 10/9/01                                                   10,210         10,210
 Rockford IDR VRDB, Series 1998 (AMT),
   Ring Can Corp. Project (SunTrust Bank, LOC),
   2.45%, 10/9/01                                                    2,200          2,200
 Romeoville IDR VRDB, Series 1997 (AMT),
   Metropolitan Industries, Inc. Project
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    2,000          2,000
 Savanna IDR VRDB, Series 1994 (AMT),
   Metform Corp. Project (Bank One LOC),
   2.35%, 10/9/01                                                    6,500          6,500
 St. Clair County IDR VRDN (AMT),
   Stellar Manufacturing Project
   (Bank of America LOC),
   2.45%, 10/9/01                                                    5,100          5,100
 State of Illinois G.O. Revenue Bonds,
   Merrill Lynch P-Float 379 (MBIA Insured),
   2.38%, 10/9/01                                                   10,465         10,465
 University of Illinois Auxiliary Facility System
   Revenue Bonds, Eagle Trust Series 20001301
   (MBIA Insured),
   2.38%, 10/9/01                                               $    3,000     $    3,000
 University of Illinois Revenue VRDB, Auxiliary
   Facility System, Merlot Series 2000-S (MBIA Insured),
   2.39%, 10/9/01                                                    3,500          3,500
 Village of Ladd IDR VRDB, Series 1996 (AMT),
   O'Neal Metals, Inc. Project (Bank of America LOC),
   2.45%, 10/9/01                                                    7,500          7,500
 Village of Niles IDR VRDB, Series 1996 (AMT),
   Lewis Spring & Manufacturing Co. Project
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    2,230          2,230
 Will-Kankakee Regulatory Development Authority
   VRDN (AMT), T.H. Davidson & Co. Project
   (LaSalle National Bank LOC),
   2.33%, 10/9/01                                                    4,240          4,240
 West Chicago City IDR VRDB, Series 1999
   (AMT), Royal Gold Ribbon Foods Project
   (Bank One LOC),
   2.50%, 10/9/01                                                    2,100          2,100
-----------------------------------------------------------------------------------------
                                                                                  359,175
-----------------------------------------------------------------------------------------
INDIANA - 3.2%
 Anderson City Economic Development
   Revenue VRDB, Series 1996 (AMT), Gateway
   Village Project (FHLB LOC),
   2.37%, 10/9/01                                                    2,790          2,790
 Avilla Economic Development Revenue VRDB,
   Series 1996 (AMT), Pent Assemblies, Inc.
   Project (Bank One LOC),
   2.55%, 10/9/01                                                    4,500          4,500
 Hammond City Economic Development
   Revenue VRDB, Series 1996-A (AMT),
   Annex at Douglas Point Project (FHLB LOC),
   2.37%, 10/9/01                                                    2,840          2,840
 Dekko Foundation Education Facility COP
   VRDB, Series 1 (Bank One LOC),
   2.45%, 10/9/01                                                    5,275          5,275
 Indiana Bond Bank Advance Funding
   Program Notes, Series A-2,
   4.00%, 1/22/02                                                   30,000         30,061

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

INDIANA - 3.2% - (CONTINUED)

 Indiana Development Finance Authority
   Environmental Revenue Refunding Bonds,
   Series 1998, USX Corp. Project,
   (Bank of Nova Scotia LOC),
  2.40%, 10/9/01                                                $    6,000     $    6,000
 Indiana Development Finance Authority VRDB
   (AMT), Series 2001, Bhar Co. Project
   (Bank One LOC),
   2.62%, 10/9/01                                                    2,100          2,100
 Indiana Finance Authority IDR VRDB (AMT),
   Red Gold, Inc. Project
   (Harris Trust & Savings Bank LOC),
   Series 1994-A,
   2.40%, 10/9/01                                                    4,200          4,200
   Series 1994-B,
   2.40%, 10/9/01                                                    2,600          2,600
 Indiana State Housing Finance Authority
   SFM Revenue Bonds (AMT), First Union
   Merlots (FNMA Gtd.),
   Series 2000B6,
   2.44%, 10/9/01                                                   10,000         10,000
   Series 2001A2,
   2.44%, 10/9/01                                                    2,230          2,230
 Indiana Transportation Authority Highway
   Revenue Bonds,
   Citicorp Eagle Trust Series 981402,
   2.38%, 10/9/01                                                   20,500         20,500
 Madison Economic Development Authority
   Revenue VRDB (AMT), Arvin Sango, Inc. Project
   (Bank One LOC),
   2.35%, 10/9/01                                                   9,300          9,300
 North Vernon Economic Development (AMT),
   Oak Meadows Apartments Project (FHLB LOC),
   2.45%, 10/9/01                                                    2,700          2,700
 Princeton PCR VRDB, PSI Energy Project,
   (Morgan Guaranty Trust Co. LOC),
   2.65%, 10/1/01                                                    3,100          3,100
 Tippecanoe County PCR Bonds (AMT)
   Caterpillar, Inc. Project,
   2.48%, 10/9/01                                                    8,750          8,750
-----------------------------------------------------------------------------------------
                                                                                  116,946
-----------------------------------------------------------------------------------------
IOWA - 0.4%
 Iowa School District Cash Anticipation Program,
   Series A, Iowa School Corp. (FSA Insured),
   3.75%, 6/21/02                                               $   15,000     $   15,115
-----------------------------------------------------------------------------------------
KANSAS - 0.6%
 Butler Solid Waste Disposal Revenue Bonds
   (AMT), Texaco Refining and Marketing Project
   (Texaco, Inc. Gtd.),
   2.80%, 10/1/01                                                   10,700         10,700
 Kansas City GNMA Revenue VRDB,
   Series 1988-B (AMT)
   (Colld. by U.S. Government Securities),
   2.50%, 10/9/01                                                    3,975          3,910
 Olathe City IDR VRDB, Series 1997-A (AMT),
   Diamant Boart, Inc. Project (Deutsche Bank LOC),
   2.40%, 10/9/01                                                    1,000          1,000
 State Department of Transportation Highway
   Revenue VRDB, Eagle Series 20001601,
   2.38%, 10/9/01                                                    5,975          5,975
-----------------------------------------------------------------------------------------
                                                                                   21,585
-----------------------------------------------------------------------------------------
KENTUCKY - 2.9%
 Carroll County Solid Waste Disposal Revenue
   Bonds (AMT), BPB Acquisition Project (Citibank LOC),
   2.45%, 10/9/01                                                    5,000          5,000
 Clark County Industrial Building Revenue
   VRDB, Series 1996 (AMT), Bluegrass
   Art Cast Project (Bank One LOC),
   2.55%, 10/9/01                                                    2,325          2,325
 Clark County PCR Bonds, Series J-2, East
   Kentucky Power (National Rural Utility
   Cooperative Finance Co. Gtd.),
   3.25%, 10/15/01                                                   8,515          8,515
 Kenton County Airport Board Revenue Bonds,
   Series 2000-A (AMT), Delta Air Lines, Inc.
   Project (Commerzbank LOC),
   2.45%, 10/9/01                                                    5,000          5,000
 Kentucky Association of Counties TRAN
   3.50%, 6/28/02                                                   21,000         21,129
 Kentucky Development Finance Authority
   Revenue Bonds (AMT), Republic Services, Inc.
   Project, (Bank of America LOC),
   2.40%, 10/9/01                                                    8,500          8,500

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 29 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

KENTUCKY - 2.9% - (CONTINUED)

 Kentucky Housing Corp. Revenue Bonds,
   Series 2000-B9 (AMT), First Union Merlot,
   2.44%,10/9/01                                                $    9,995     $    9,995
 Kentucky InterLocal School Association
   TRAN COP, Series 2002,
   3.75%, 6/28/02                                                    8,500          8,562
 Kentucky Rural Water Finance Corp. G.O
   Notes 2000, Public Construction Project,
   5.00%, 2/1/02                                                     7,500          7,543
 Kentucky State Turnpike Economic
   Development Authority VRDN, Morgan
   Stanley Floating Rate Trust Certificate
   2000 Series 293, (AMBAC Insured),
   2.36%, 10/9/01                                                    4,070          4,070
 Lexington-Fayette Urban County Airport
   First Mortgage Rev Bonds, Series 1998A,
   (MBIA Insured),
   2.85%, 10/1/01                                                    8,200          8,200
 Louisville & Jefferson County Regional
   Airport Authority Revenue BAN,
   Series 1997A (AMT), Airport Systems
   (National City Bank LOC),
   2.40%, 10/9/01                                                   19,245         19,245
-----------------------------------------------------------------------------------------
                                                                                  108,084
-----------------------------------------------------------------------------------------
LOUISIANA - 1.3%
 Ascension Parish Revenue VRDB,
   BASF Corp. Project (BASF Corp. Gtd.)
   Series 1997 (AMT),
   2.90%, 10/1/01                                                    6,900          6,900
   Series 1998 (AMT),
   2.90%, 10/1/01                                                    9,000          9,000
 Jefferson Parish Economic Development
   Corp. VRDB, Series 2000 (AMT), Walle Corp.
   Project (Bank One LOC),
   2.55%, 10/9/01                                                    8,500          8,500
 Jefferson Parish Home Mortgage Authority
   P-Floats VRDN, Series PT-264,
   2.43%, 10/9/01                                                    5,490          5,490
 Jefferson Parish Home Mortgage Authority
   SFM Revenue Bonds (AMT), Merlot Series
   2001A79 (Colld. by GNMA Securities),
   2.44%, 10/9/01                                                    5,500          5,500
 Lake Charles Harbor & Terminal District
   Revenue Bonds, Lehman Floating Rate Trust
   (Bank of America Gtd.)
   2.50%, 10/9/01                                               $    5,075     $    5,075
 Louisiana Public Facilities Authority Revenue
   Bonds, Series B, Advance Funding Notes,
   3.25%, 8/29/02                                                    2,020          2,028
 Louisiana State Offshore Terminal Authority
   Revenue Bonds, Loop LLC Project 2001,
   2.35%, 10/9/01                                                    2,255          2,255
 South Louisiana Port Commission Port Facilities
   Revenue VRDB, Series 1997 (AMT), Holnam, Inc.
   Project (Wachovia Bank LOC),
   2.32%, 10/9/01                                                    4,000          4,000
-----------------------------------------------------------------------------------------
                                                                                   48,748
-----------------------------------------------------------------------------------------
MAINE - 0.5%
 Maine Public Utility Finance Bank Revenue
   VRDN (AMT), Series 1996, Maine Public
   Service Co. Project (Bank of New York LOC),
   2.35%, 10/9/01                                                    5,000          5,000
 Maine State Housing Authority Mortgage
   Purchase VRDB, Series 1998F-2 (AMT),
   2.48%, 10/9/01                                                    9,995          9,995
 Maine State Turnpike Authority Revenue Bonds,
   Eagle Trust Series 200001901 (FGIC Insured),
   2.38%, 10/9/01                                                    3,000          3,000
-----------------------------------------------------------------------------------------
                                                                                   17,995
-----------------------------------------------------------------------------------------
MARYLAND - 2.0%
 Howard County Multifamily Housing Revenue
   VRDB, Series PT-313 P-Floats
   (Colld. by FNMA Securities),
   2.38%, 10/9/01                                                    7,950          7,950
 Howard County Multi Family Housing Revenue
   Bonds, Sherwood Crossing Limited
   (Colld. by U.S. Government Securities),
   3.00%, 6/1/02                                                     4,000          4,000
 Maryland Community Development
   Administration Residential Revenue Bonds,
   Series 2001 D (AMT),
   3.25%, 3/28/02                                                   22,000         22,000

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)

MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

MARYLAND - 2.0% - (CONTINUED)

 Maryland State Community Development
   Administration Housing & Community
   Development P-Floats VRDN, Series PT-284,
   2.43%, 10/9/01                                               $    3,955     $    3,955
 Maryland State Community Administration
   Housing & Community Development Revenue
   Bonds, Series B (AMT), Residential Housing,
   2.44%, 10/9/01                                                   22,295         22,295
 Maryland State Economic Development
   Corp. Revenue Bonds (AMT),
   Unisite Design, Inc. (Mellon Bank LOC),
   2.50%, 10/9/01                                                    2,435          2,435
 Northeast Maryland Waste Disposal Authority
   Revenue Bonds, Reserve Eagle Trust Series
   96C2001 (MBIA Insured),
   2.38%, 10/9/01                                                   11,185         11,185
-----------------------------------------------------------------------------------------
                                                                                   73,820
-----------------------------------------------------------------------------------------
MASSACHUSETTS - 0.7%
 Massachusetts State Turnpike Authority Revenue
   Bonds, Series 2001-4, Clipper Trust Certificate
   (MBIA Insured),
   3.50%, 12/14/01                                                   9,995          9,995
 Massachusetts State Development Finance
   Agency VRDN, Waste Management, Inc. Project
   (SunTrust Bank LOC),
   2.45%, 10/9/01                                                    5,500          5,500
 Massachusetts Water Resource Authority
   Commercial Paper Notes
   (Morgan Guaranty Trust Co. LOC),
   2.40%, 12/12/01                                                   9,000          9,000
-----------------------------------------------------------------------------------------
                                                                                   24,495
-----------------------------------------------------------------------------------------
MICHIGAN - 3.9%
 City of Flint Economic Development Corp.
   Revenue Bonds, Series 2000, UPF, Inc. Project
   (Comerica Bank LOC),
   2.45%, 10/9/01                                                    7,500          7,500
 Dearborn Economic Development Corp.
   Revenue Bonds, Series 1998, Henry Ford
   Village Project (Comerica Bank LOC),
   2.35%, 10/9/01                                                    7,400          7,400
 Detroit Sewage Disposal System VRDN,
   First Union, Merlot Series 2000-A (FGIC Insured),
   2.39%, 10/9/01                                               $    6,800     $    6,800
 Detroit Economic Development Corp. (AMT)
   Resource Recovery, Series 2001A,
   (AMBAC Insured)
   2.59%, 5/1/02                                                     5,955          5,955
 Jackson County Economic Development Corp.
   VRDN, Series 2000 (AMT), Kellog Crankshaft
   Co. Project (Comerica Bank LOC),
   2.45%, 10/9/01                                                    6,000          6,000
 Jackson County Economic Development
   Corp. VRDN, Production Saw & Machine Co.,
   Series 1999 (AMT) (Comerica Bank LOC),
   2.45%, 10/9/01                                                    6,000          6,000
 Michigan Hospital Finance Authority Revenue
   Bonds, Series 2000, Mt. Clemens General
   Hospital (Comerica Bank LOC),
   2.35%, 10/9/01                                                    6,700          6,700
 Michigan Municipal Bond Authority Revenue
   Notes, Series 2001,
   4.00%, 4/11/02                                                    3,000          3,029
 Michigan Municipal Bond Authority Revenue Bonds,
   Series C-1,
   3.50%, 8/22/02                                                    4,000          4,031
   Series C-2 (Morgan Guaranty Trust Co. LOC),
   3.50%, 8/22/02                                                    2,500          2,520
 Michigan State Housing Development Authority
   Revenue VRDB, Series 1999 (AMT), Baldwin
   Villas (Comerica Bank LOC),
   2.45%, 10/9/01                                                    5,000          5,000
 Michigan State Strategic Fund VRDN,
   Series 2001 (AMT), Plymouth Packaging Project
   (Comerica Bank LOC),
   2.45%, 10/9/01                                                    5,000          5,000
 Michigan State Electro-Chemical Finishing
   Project (Bank One, LOC),
   2.55%, 10/9/01                                                    4,800          4,800
 Michigan State Strategic Fund VRDN,
   Series 2001 (AMT), Behr Systems Project
   (Bank One, LOC),
   2.55%, 10/9/01                                                    3,600          3,600

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 31 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

MICHIGAN - 3.9% - (CONTINUED)

 Michigan Strategic Fund VRDN, Series 2001 (AMT),
   Mold Masters Co. Project (Bank One LOC),
   2.62%, 10/9/01                                               $    4,700     $    4,700
 Michigan State Strategic Fund VRDN,
   Series 2001 (AMT), Roesler Metal Finishing
   Project (Comerica Bank LOC),
   2.45%, 10/9/01                                                    5,500          5,500
 Michigan State Strategic Fund VRDN,
   Series 2001 (AMT), Advanced Tooling
   System Project (Bank One LOC),
   2.55%, 10/9/01                                                    6,450          6,450
 Michigan State Strategic Fund VRDN (AMT),
   Serta Restokraft Mattress Co. Project
   (Comerica Bank LOC),
   2.45%, 10/9/01                                                    4,760          4,760
 Michigan State Strategic Fund VRDN,
   Series 1999 (AMT), Great Lakes Metal
   Stamping (Bank One LOC),
   2.50%, 10/9/01                                                    2,200          2,200
 Michigan State Strategic Fund VRDN,
   Series 1999 (AMT), Midway Die &
   Engineering (Bank One LOC),
   2.50%, 10/9/01                                                    2,000          2,000
 Michigan State Strategic Fund Limited
   Obligation VRDN (AMT),
   Dirksen Screw Co. Project (Bank One LOC),
   2.45%, 10/9/01                                                    3,000          3,000
 Michigan State Strategic Fund Limited
   Obligation Revenue Bonds (AMT),
   Grand Haven Plastics Project (Bank One LOC),
   2.55%, 10/9/01                                                    5,000          5,000
 Michigan State Strategic Fund Limited
   Obligation (AMT), Corlett-Turner Co. Project
   (Comerica Bank LOC),
   2.45%, 10/9/01                                                    2,755          2,755
 Michigan State Strategic Fund Limited
   Obligation Revenue Bonds (AMT),
   Alphi Manufacturing, Inc. Project (Bank One LOC),
   2.55%, 10/9/01                                                    3,900          3,900
 Michigan State Strategic Fund (AMT),
   Technology Drive (Comerica Bank LOC),
   2.45%, 10/9/01                                                    4,000          4,000
 Michigan State Strategic Fund Limited
   Obligation, Series 1998 (AMT),
   GT USA LLC Project (Comerica Bank LOC),
   2.45%, 10/9/01                                               $    4,230     $    4,230
 Michigan State Strategic Fund Variable Limited
   Obligation Revenue Bonds (AMT), NYX
   Technologies LLC Project (Comerica Bank LOC),
   2.45%, 10/1/01                                                    7,050          7,050
 Midland County Economic Development Corp. VRDN,
   Series 1993-A (AMT), Dow Chemical Corp.
   Project (Dow Chemical Gtd.),
   2.75%, 10/9/01                                                    6,600          6,600
 Oakland County Economic Development Corp. VRDN,
   Series 1998 (AMT), Richard Tool & Die Corp. Project
   (Comerica Bank LOC),
   2.45%, 10/9/01                                                    5,970          5,970
 Southfield Economic Development Revenue Bonds,
   Series 2000, Lawrence Tech University
   Project (Bank One LOC),
   2.25%, 10/9/01                                                    1,300          1,300
-----------------------------------------------------------------------------------------
                                                                                  143,750
-----------------------------------------------------------------------------------------
MINNESOTA - 0.9%
 Cloquet Industrial Facility
   Revenue Bond, Series 1996-C (AMT),
   Potlatch Corp. Project (Wachovia Bank LOC),
   2.35%, 10/9/01                                                    1,600          1,600
 Minneapolis G.O., Series 2001,
   4.00%, 12/1/01                                                    6,100          6,113
 Minneapolis and St. Paul Community Airport
   Revenue BAN (AMT), Series 2001B
   3.75%, 8/1/02                                                    12,000         12,103
 Minnesota State Housing Finance
   Agency SFM Revenue Bonds,
   Series 2000N (AMT) (AMBAC GIC),
   4.45%, 11/29/01                                                   7,800          7,800
 Rochester Health Care Facility Revenue Bonds,
   Series B, Mayo Foundation,
   2.30%, 11/14/01                                                   3,800          3,800
 Stearns County Housing & Redevelopment
   Authority VRDN (AMT), Cold Spring
   Granite Co. Project (U.S. Bank LOC),
   2.55%, 10/9/01                                                    3,060          3,060
-----------------------------------------------------------------------------------------
                                                                                   34,476
-----------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

MISSISSIPPI - 1.6%
 Medical Center Education Building Revenue Bonds,
   Adult Hospital Project (AMBAC Insured),
   2.23%, 10/1/01                                               $   15,400     $   15,400
 Mississippi Home Corp. VRDN, Series A-CL-6
   PT-173 (AMT) (Colld. by GNMA Securities),
   2.43%, 10/9/01                                                    8,965          8,965
 Mississippi Home Corp. Multifamily Revenue
   Bonds, Series 2001-2 (AMT), Chapel Ridge Apartments,
   (Regions Bank of Alabama LOC),
   2.65%, 10/9/01                                                    6,300          6,300
 Mississippi Home Corp. Single Family
   Revenue VRDB,
   Series 2001A8 (AMT)
   (GNMA Insured),
   2.44%, 10/9/01                                                   12,510         12,510
 Mississippi Home Corp. Single Family
   Revenue VRDB,
   Series G-CL-5 PT-146 (AMT)
   (Colld. by GNMA Securities),
   2.43%, 10/9/01                                                    3,175          3,175
   Series PT-218B (AMT)
   (Colld. by Mississippi Home Corp.),
   2.43%, 10/9/01                                                    9,805          9,805
 Perry County Pollution Control Revenue Bonds
   Leaf River Forest Products, Series 1992,
   (Credit Suisse First Boston LOC),
   2.70%, 10/1/01                                                      850            850
 University of Mississippi Building Corp. VRDB,
   Series 2000-A, Campus Improvements
   Project (MBIA Insured),
   2.38%, 10/9/01                                                    3,050          3,050
-----------------------------------------------------------------------------------------
                                                                                   60,055
-----------------------------------------------------------------------------------------
MISSOURI - 2.3%
 City of Lee's Summit Affordable Housing Acquisition,
   Series A, (Bayerische Landesbank GIC),
   2.40%, 10/9/01                                                   21,900         21,900
 Kansas City Industrial Development Authority Revenue
   Bonds, Series 2001, Alphapinte Association
   for Blind (U.S. Bank LOC),
   2.37%, 10/9/01                                                    1,800          1,800
 Missouri Health and Education Facilities
   Authority Revenue Bonds, Series 99-A,
   Missouri Pooled Hospital Loan Program
   (Caisse des Depots et Consignations LOC),
   2.45%, 10/9/01                                               $    9,400     $    9,400
 Missouri Higher Education Authority Student Loan
   Revenue Refunding VRDB, Series 1991-B (AMT)
   (MBIA Insured),
   2.35%, 10/9/01                                                    1,800          1,800
 Missouri Higher Education Authority Student Loan
   Revenue Bonds, Series 1990-A (AMT)
   (Bank of America LOC),
   2.35%, 10/9/01                                                    7,000          7,000
 Missouri Health and Education Authority Revenue
   Bonds, Lutheran Services (U.S. Bank LOC),
   2.33%, 10/9/01                                                    4,690          4,690
 Missouri Housing Development
   Community SFM Revenue Bonds (AMT),
   Merlot Series 2001A81
   (Colld. by FNMA Securities),
   2.44%, 10/9/01                                                    5,500          5,500
 Missouri Housing Development Community
   Mortgage Revenue Bonds, Series 1994-A (AMT),
   Merrill P-Float PA-116 (GNMA Gtd.),
   2.43%, 10/9/01                                                    3,070          3,070
 Missouri State Housing Development
   Commission Revenue VRDN,
   Series PT-460 P-Floats (AMT) (GNMA Gtd.),
   2.43%, 10/9/01                                                   13,745         13,745
 St. Louis City IDA VRDB, Series 1995 (AMT),
   Whispering Lakes Apartment Project
   (Firstar Bank LOC),
   2.50%, 10/9/01                                                    7,435          7,435
 St. Louis General Fund TRAN, Series 1999-2000,
   3.25%, 6/27/02                                                    8,000          8,030
-----------------------------------------------------------------------------------------
                                                                                   84,370
-----------------------------------------------------------------------------------------
NEBRASKA - 1.3%
 Nebraska Investment Finance Authority Revenue
   Bonds, Series 2001A (AMT), Riverbend
   Apartments Project (LaSalle Bank LOC),
   2.33%, 10/9/01                                                    6,000          6,000

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 33 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

NEBRASKA - 1.3% - (CONTINUED)

 Nebraska Investment Finance
   Authority Revenue Bonds (AMT),
   Series 2001B,
   2.45%, 10/9/01                                               $   30,000     $   30,000
   Series 2001C,
   2.45%, 10/9/01                                                    3,900          3,900
 Nebraska Investment Finance
   Authority Revenue Bonds (AMT),
   Series 2000E (Colld. by GNMA Securities),
   2.44%, 10/9/01                                                    3,685          3,685
 Nebraska Investment Finance
   Authority Single Family Housing
   Revenue Bonds, Series 2001-A12 (AMT),
   First Union Merlot (Colld. by FNMA Securities),
   2.44%, 10/9/01                                                    3,345          3,345
 Nebraska Investment Mortgage
   Revenue VRDB, Series 1992-D (AMT),
   LB Trust Receipts 1998 FR/RI-A3,
   2.50%, 10/9/01                                                    1,300          1,300
-----------------------------------------------------------------------------------------
                                                                                   48,230
-----------------------------------------------------------------------------------------
NEVADA - 0.7%
 Smith Barney Eagle Trust, Series 982801,
   Clark County Nevada Schools
   (FSA Corp. Insured),
   2.38%, 10/9/01                                                    4,800          4,800
 Nevada Housing SFM Revenue Bonds,
   Series 2000-A7 (AMT), First Union Merlot,
   2.44%, 10/9/01                                                    5,010          5,010
 Nevada State VRDB, Series 1997-SGB 31
   (FGIC Insured),
   2.38, 10/9/01                                                    16,100         16,100
-----------------------------------------------------------------------------------------
                                                                                   25,910
-----------------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.1%
 New Hampshire Housing Finance Authority
   SFM Bonds (AMT), Merlot Series 2001A81,
   2.44%, 10/9/01                                                    3,300          3,300
-----------------------------------------------------------------------------------------
NEW JERSEY - 0.1%
 New Jersey State Transportation Corp.
   Revenue Bonds, Series 15, ROC 2000,
   2.38%, 10/9/01                                                    3,750          3,750
-----------------------------------------------------------------------------------------
NEW MEXICO - 1.0%
 New Mexico Hospital Equipment
   Loan Council Revenue Bonds,
   Series 2000 A, Pooled Loan Program
   (Caisse des Depots et Consignations GIC),
   2.45%, 10/9/01                                               $   11,600     $   11,600
 New Mexico SFM Finance Authority VRDN,
   Series 2001-A9, First Union TOB
   (Colld. by FNMA Securities),
   2.44%, 10/9/01                                                    3,200          3,200
 New Mexico SFM Finance Authority VRDN,
   Series B-2 PT-196 (AMT)
   (Colld. by GNMA Securities),
   2.43%, 10/9/01                                                    4,900          4,900
 New Mexico Mortgage Finance Authority Revenue
   Notes (AMT), Issue 1 (AIG Matched Funding GIC),
   3.25%, 11/1/01                                                    4,000          4,000
 State of New Mexico TRAN, Series 2001 A,
   4.00%, 6/28/02                                                   12,000         12,126
-----------------------------------------------------------------------------------------
                                                                                   35,826
-----------------------------------------------------------------------------------------
NEW YORK - 0.8%
 New York City G.O. VRDB,
   Series J-2, Fiscal 1996 (Commerz Bank LOC)
   2.10%, 10/1/01                                                   16,475         16,475
 Suffolk County Industrial Development Agency ROC,
   Series 1999-8-IIR (AMT) (AMBAC Insured),
   2.43%, 10/9/01                                                   11,785         11,785
-----------------------------------------------------------------------------------------
                                                                                   28,260
-----------------------------------------------------------------------------------------
NORTH CAROLINA - 0.8%
 Capital Region Airport Commission
   Passenger Facilities Charges
   Revenue VRDB (AMT) (First Union National Bank LOC),
   2.40%, 10/9/01                                                    2,400          2,400
 Catawba County IDR PCR Bonds,
   Series 1996 (AMT), Hooker Furniture Corp. Project
   (Bank of America LOC),
   2.40%, 10/9/01                                                    7,000          7,000
 Columbus County Industrial Facilities PCR VRDB,
   Series 1998 (AMT), Conflandey, Inc. Project
   (Banque Nationale de Paris LOC),
   2.45%, 10/9/01                                                    2,800          2,800
 Mecklenburg County IDR PCR VRDB,
   Series 1996 (AMT), SteriGenics International Project
   (Comerica Bank LOC),
   2.40%, 10/9/01                                                    2,000          2,000

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

NORTH CAROLINA - 0.8% - (CONTINUED)

 North Carolina Medical Care Community Hospital
   VRDN, Series 1988, Park Ridge Hospital Project
   (SunTrust Bank LOC),
   2.30%, 10/9/01                                               $    6,000     $    6,000
 North Carolina State Ports Authority VRDN,
   Series 1996 (AMT), Moorehead City Terminals, Inc.
   (Bank of America LOC),
   2.40%, 10/9/01                                                    3,200          3,200
 Union County Industrial Revenue Bonds,
   Series 2000 (AMT), C&M No. 1 Investment
   Partnership (Bank of America LOC),
   2.40%, 10/9/01                                                    3,100          3,100
 University of North Carolina
   Chapel Hill Revenue VRDB, Series 2001B,
   2.70%, 10/1/01                                                    3,300          3,300
-----------------------------------------------------------------------------------------
                                                                                   29,800
-----------------------------------------------------------------------------------------
NORTH DAKOTA - 0.6%
 North Dakota State Housing Finance Agency Revenue
   Bonds, Series PT-1189 P-Floats (AMT),
   2.43%, 10/9/01                                                    4,605          4,605
 North Dakota State Housing Finance Agency Revenue
   Bonds, Series B (AMT), Housing Finance Program
   (North Dakota HFA GIC),
   3.35%, 3/1/02                                                    17,000         17,000
-----------------------------------------------------------------------------------------
                                                                                   21,605
-----------------------------------------------------------------------------------------
OHIO - 3.0%
 Clinton County Hospital Revenue VRDB,
   Ohio Hospital Capital, Inc. (Fifth Third Bank LOC),
   2.35%, 10/9/01                                                   13,295         13,295
 Franklin County Hospital Revenue Bonds,
   Series 2001 II-R-55, Smith Barney ROC
   (Salomon Smith Barney Holdings Gtd.),
   2.48%, 10/9/01                                                   12,000         12,000
 Ohio Housing Finance Agency Mortgage Revenue
   Bonds, Series B (AMT), Residential Program
   (Transamerica Life Insurance & Annuity GIC),
   3.40%, 3/1/02                                                    26,000         26,000
 Pickerington Ohio Local School District G.O. BAN
   3.20%, 12/14/01                                                   7,000          7,004
 State of Ohio PCR Bonds (AMT),
   Ross Incineration Services Project
   (Bank One LOC),
   2.62%, 10/9/01                                               $    1,275     $    1,275
 Student Loan Funding Corp.
   Senior Revenue Refunding Bonds (AMT),
   (Colld. By Federal Family Education Loan Program),
   Series 1998A-1,
   2.45%, 10/9/01                                                   42,400         42,400
   Series 1998A-2,
   2.45%, 10/9/01                                                    4,000          4,000
 Summit County IDR Bonds (AMT),
   Arch Aluminum & Glass Co., Inc.,
   (Comerica Bank LOC),
   2.45%, 10/9/01                                                    4,000          4,000
-----------------------------------------------------------------------------------------
                                                                                  109,974
-----------------------------------------------------------------------------------------
OKLAHOMA - 2.2%
 Edmond Economic Development
   Authority Revenue VRDB, Series 2001A,
   Student Housing (First Union National Bank LOC),
   2.16%, 10/9/01                                                    1,935          1,935
 Garfield County Industrial Authority Revenue Bonds,
   Series A, Oklahoma Gas and Electric Co.
   Project (Oklahoma Gas and Electric Co. Gtd.),
   2.80%, 10/9/01                                                   24,500         24,500
 Oklahoma Development Finance Authority Revenue
   VRDB, Series A, Oklahoma Hospital Association
   (Caisse des Depots et Consignations GIC),
   2.45%, 10/9/01                                                    3,400          3,400
 Oklahoma HFA SFM Revenue VRDB, Class B (AMT),
   (Colld. by GNMA Securities),
   2.50%, 10/9/01                                                    5,625          5,625
 Oklahoma HFA SFM Revenue
   VRDB, Series 1996 B (AMT),
   PT-78 (Colld. by U.S. Government Securities),
   2.48%, 10/9/01                                                    3,105          3,105
 Oklahoma HFA SFM Revenue
   VRDB, Series 2000 D (AMT), PT-462,
   Home Ownership Loan Program,
   (Colld. by U.S. Government Securities),
   2.43%, 10/9/01                                                    4,465          4,465

SEE NOTES TO THE FINANCIAL STATEMENTS

NORTHERN FUNDS SEMIANNUAL REPORT 35 MONEY MARKET FUNDS MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

OKLAHOMA -  2.2% - (CONTINUED)

 Oklahoma Water Resources Board Revenue
   Bonds, Series 2001, State Loan Program,
   2.53%, 4/1/02                                                $   14,500     $   14,500
 Rural Enterprises of Oklahoma, Inc.
   Revenue VRDB, Series 2000-A,
   Oklahoma Government Finance Program
   (Bank of America GIC),
   2.45%, 10/9/01                                                    4,400          4,400
 Tulsa Airports Improvement
   Variable Rate Certificates (MBIA Insured),
   Series B-1,
   2.43%, 10/9/01                                                    6,495          6,495
   Series B-2,
   2.43%, 10/9/01                                                   14,190         14,190
-----------------------------------------------------------------------------------------
                                                                                   82,615
-----------------------------------------------------------------------------------------
OREGON - 0.8%
 Metropolitan Service VRDN,
   District Riedel Compost Waste Disposal
   (AMT) (U.S. Bank LOC),
   2.45%, 10/9/01                                                    1,100          1,100
 Oregon Economic Development Revenue VRDB,
   Series 176 (AMT), Cascade Steel Rolling Mills
   Project (Wells Fargo Bank LOC),
   2.35%, 10/9/01                                                    7,700          7,700
 Oregon Housing and Community
   Services Department SFM Program (AMT),
   (Colld. by U.S. Government Securities),
   Series 2000-M,
   4.00%, 11/28/01                                                   4,790          4,790
   Series 2001-H,
   2.75%, 2/12/02                                                    7,780          7,780
 State of Oregon Revenue VRDN, Series 181 (AMT),
   Oregon Metal Slitters, Inc. (Key Bank LOC),
   2.50%, 10/9/01                                                    6,490          6,490
-----------------------------------------------------------------------------------------
                                                                                   27,860
-----------------------------------------------------------------------------------------
PENNSYLVANIA - 1.6%
 Beaver County IDA PCR VRDN, Series PA-602,
   Ohio Edison Project (Merrill Lynch & Co., Inc. Gtd.),
   2.53%, 10/9/01                                                    7,495          7,495
 Delaware Valley Regional Financing
   Authority Local Government Revenue VRDB,
   Merrill Lynch P-Floats, Series 1997-A PT-1004
   (AMBAC Insured),
   2.48%, 10/9/01                                               $   22,495     $   22,495
 Delaware Valley Regional Financing Authority
   Local Government Revenue VRDN,
   Merrill Lynch P-Floats PT-152 (AMBAC Insured),
   2.43%, 10/9/01                                                   11,905         11,905
 Pennsylvania Higher Education Facilities Authority
   Revenue Bonds, Series 1995B, Carnegie Mellon
   University (Carnegie Mellon University Gtd.),
   2.70, 10/1//01                                                    1,000          1,000
 Pennsylvania Higher Education
   Facilities Authority Revenue Bonds,
   Series C2, Messiah College (PNC Bank LOC),
   4.40%, 11/1/01                                                    2,550          2,550
 Pennsylvania Higher Education
   Facilities Authority Revenue Bonds,
   Series C, Valley Forge Military Academy
   (First Union National Bank LOC),
   4.40%, 11/1/01                                                    3,000          3,000
 Philadelphia Hospitals & Higher
   Education Facilities VRDN,
   Series A, Children's Hospital Project,
   2.70%, 10/1/01                                                    4,350          4,350
 Philadelphia Hospitals & Higher
   Education Facilities VRDN,
   Series B, Jefferson Health System,
   3.35%, 3/28/02                                                    7,000          7,000
-----------------------------------------------------------------------------------------
                                                                                   59,795
-----------------------------------------------------------------------------------------
RHODE ISLAND - 0.1%
 Rhode Island Housing & Mortgage
   Finance Corp. Bonds,
   First Union Merlot Series 2001 A31 (AMT),
   2.44%, 10/9/01                                                    3,000          3,000
-----------------------------------------------------------------------------------------
SOUTH CAROLINA - 0.5%
 Cherokee County IDR Bonds, Series 1989 (AMT),
   Oshkosh Truck Corp. Project
   (Bank of America LOC),
   2.40%, 10/9/01                                                    4,400          4,400

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

SOUTH CAROLINA - 0.5% - (CONTINUED)

 South Carolina Jobs Economic Development
   Revenue VRDB, Series 1998 (AMT),
   Virtual Image Technology LLC
   (Bank of America LOC),
   2.45%, 10/9/01                                               $    4,600     $    4,600
 South Carolina Jobs Economic
   Development Revenue VRDB, Series 2000 (AMT),
   Concept Packaging Group Project
   (Bank of America LOC),
   2.45%, 10/9/01                                                    1,500          1,500
 South Carolina Public Service
   Authority Revenue Promissory Notes, Series A,
   2.45%, 10/24/01                                                   3,000          3,000
 South Carolina School Facilities G.O. Bonds,
   ROC Series 2000,
   2.38%, 10/9/01                                                    5,175          5,175
-----------------------------------------------------------------------------------------
                                                                                   18,675
-----------------------------------------------------------------------------------------
SOUTH DAKOTA - 0.4%
 Lawrence County Solid Waste Bonds,
   Series 1997-A (AMT), Homestake Mining of
   California (Chase Manhattan Bank LOC),
   2.85%, 10/1/01                                                    1,400          1,400
 South Dakota Economic Development
   Finance Authority Revenue Bonds,
   Series 1996, Hastings Filter, Inc. Project
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    1,600          1,600
 South Dakota Housing Development
   Authority G.O. Bonds (AMT), Series C,
   3.25%, 4/3/02                                                    13,000         13,000
-----------------------------------------------------------------------------------------
                                                                                   16,000
-----------------------------------------------------------------------------------------
TENNESSEE - 3.1%
 Chattanooga Industrial Development
   Board Lease Rent Revenue Bonds,
   Citicorp Eagle Trust Series 2000-4202
   (AMBAC Insured),
   2.38%, 10/9/01                                                    6,000          6,000
 Jackson City Industrial Development
   Board Waste Facility VRDB,
   Series 1995 (AMT), Florida Steel Corp. Project
   (Bank of America LOC),
   2.40%, 10/9/01                                               $    6,000     $    6,000
 Knox County Health, Education and Housing VRDB,
   (Caisse des Depots et Consignations LOC),
   2.45%, 10/9/01                                                   18,800         18,800
 Memphis Improvement G.O. Bonds,
   Series 1996, SGB-23,
   2.38%, 10/9/01                                                    3,850          3,850
 Memphis-Shelby County Airport Authority
   Revenue VRDB, Series 1999C (AMT),
   First Union Merlots (AMBAC Insured),
   2.44%, 10/9/01                                                   14,815         14,815
 Metropolitan Nashville & Davidson
   County Electric Revenue VRDN,
   Citicorp Eagle Trust Series 984201,
   2.38%, 10/9/01                                                   17,325         17,325
 Morristown City Industrial Development
   Board VRDN, Series 1997 (AMT),
   BOS Automotive Products,
   (Hypo Vereinsbank LOC),
   2.45%, 10/4/01                                                    2,000          2,000
 Nashville & Davidson County
   Housing Revenue VRDB (AMT),
   Old Hickory Towers Project (FHLB LOC),
   2.45%, 10/4/01                                                    3,300          3,300
 Nashville & Davidson County
   Metropolitan G.O. Improvement Bonds, Series A,
   5.00%, 10/15/01                                                   5,745          5,749
 Rutherford County Industrial Development Board VRDB
   Series 1999-A (AMT), Tennessee Farmers Corp. Project
   (Bank of America LOC),
   2.45%, 10/9/01                                                    4,500          4,500
 Sevier County Public Building
   Authority Revenue Bonds (AMT), Program III,
   (AMAC Insured),
   2.80%,10/1/01                                                     6,000          6,000

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 37 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

TENNESSEE - 3.1% - (CONTINUED)

 Sevier County Public Building Authority Local Government
   Improvement VRDB (FSA Corp. Insured),
   Series IV-A-2,
   2.75%, 10/1/01                                               $      500     $      500
   Series IV-B-4,
   2.75%, 10/1/01                                                      500            500
   Series IV-B-7,
   2.75%, 10/1/01                                                      500            500
   Series IV-F-1 (AMBAC Insured),
   2.75%, 10/1/01                                                    3,200          3,200
 Shelby County Health, Education &
   Housing Facilities Board Revenue Bonds,
   Series 2000, Baptist Memorial Hospital Project
   (Bank of America LOC),
   2.35%, 12/13/01                                                   5,500          5,500
 Shelby County TRAN, Series 2001A,
   2.40%, 10/9/01                                                    9,700          9,700
 Sumner County G.O. Capital
   Outlay Notes, Series 2001,
   2.35%, 10/9/01                                                    8,000          8,000
-----------------------------------------------------------------------------------------
                                                                                  116,239
-----------------------------------------------------------------------------------------
TEXAS - 15.8%
 Aldine Independent School District G.O. Refunding
   VRDB, Municipal Securities Trust Receipts,
   Series 1997 SGB 29, (PSF of Texas Gtd.),
   2.38%, 10/9/01                                                    8,950          8,950
 Austin Water and Wastewater System VRDB,
   ABN AMRO MuniTops Certificates (MBIA Insured),
   2.31%, 10/9/01                                                    6,630          6,630
 Austin Water and Wastewater System Revenue Bonds,
   Series 2000, First Union Merlots (MBIA Insured),
   2.39%, 10/3/01                                                    7,495          7,495
 Bastrop Independent School District VRDN,
   Series 1997, Municipal Securities Trust
   Receipts SGB 37 (PSF of Texas Gtd.),
   2.38%, 10/9/01                                                   19,270         19,270
 Bexar County Housing Finance Corp. VRDB,
   Multifamily Housing Series PT-1238
   (Merrill Lynch & Co., Inc. Gtd.)
   2.55%, 10/9/01                                                    9,770          9,770
 Bexar County VRDB, Clipper Trust Series 2001-3
   (MBIA Insured),
   3.50%, 12/14/01                                              $    3,000     $    3,000
 Brazos River Authority PCR VRDB, Series C8
   Regulation D (Bank of New York Gtd.),
   3.05%, 6/17/02                                                   24,950         24,950
 Brazos River Harbor District VRDB,
   Series 1996 (AMT), BASF Corp. Project
   (BASF Corp. Gtd.),
   2.90%, 10/1/01                                                    7,800          7,800
 Brazos River Harbor Navigation
   District Brazoria County VRDN (AMT)
   (BASF Corp. Gtd.),
   2.90%, 10/1/01                                                    3,100          3,100
 Brazos River Harbor Navigation District VRDN
   (AMT) (Dow Chemical Co. Gtd.),
   2.80%, 10/1/01                                                    2,200          2,200
 Calhoun County Navigation IDA VRDN (AMT),
   Formosa Plastics Corp. (Bank of America Corp. LOC),
   2.45%, 10/9/01                                                   16,800         16,800
 Calhoun County Navigation IDA
   Port Revenue Bonds, Series 1998 (AMT)
   (BP Amoco PLC Gtd.),
   2.90%, 10/1/01                                                    1,100          1,100
 Carrollton Farmers Branch
   Independent School District VRDB,
   Salomon Smith Barney ROC II-R Series 107,
   2.38%, 10/9/01                                                    6,505          6,505
 Cypress-Fairbanks Independent School
   District VRDB, Series 2000 ,
   Citibank Eagle Trust No. 4304 (PSF of Texas Gtd.),
   2.38%, 10/9/01                                                    7,640          7,640
 Dallas County Tax Relief and Implement G.O. Bonds,
   Series 2001A,
   5.00%, 8/15/02                                                    3,560          3,628
   Series 2001B,
   5.00%, 8/15/02                                                    3,195          3,256
 Dallas G.O. Refunding VRDB, Morgan Stanley
   Floating Rate Certificates, Series 93,
   2.36%, 10/9/01                                                    5,100          5,100

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

TEXAS - 15.8% - (CONTINUED)

 Dallas Fort Worth International Airport VRDB,
   Series 2001 A-1 (Bank of America LOC),
   2.40%, 10/9/01                                               $    6,080     $    6,080
 Dallas Fort Worth Regional Airport Revenue
   Refunding Bonds, Series 1995, Soc Gen
   Municipal Trust No. 5 (FGIC Insured),
   2.38%, 10/9/01                                                   13,310         13,310
 Denton County Independent School District G.O
   Bonds, Series B (PSF of Texas Gtd.),
   2.65%, 8/15/02                                                    9,400          9,400
 El Paso City Housing Financing Corp. VRDB,
   Series 1993 (AMT), Viva Apartments Project
   (General Electric Capital Corp. LOC),
   2.45%, 10/3/01                                                    3,500          3,500
 Galveston County Housing Finance Corp. SFM
   VRDN, P-Floats, Series PT-205
   (AMT) (Colld. by GNMA Securities),
   2.43%, 10/9/01                                                    6,735          6,735
 Greater Texas Student Loan Revenue Bonds (AMT),
   (SLMA LOC),
   Series A,
   3.45%, 2/1/02                                                    11,700         11,700
   Series B,
   3.45%, 2/1/02                                                    14,000         14,000
 Gulf Coast Waste Disposal Authority Revenue Bonds
   (AMT), Amoco Oil Co. Project (Amoco Oil Co. Gtd.),
   3.20%, 10/1/01                                                    2,500          2,500
 Harris County Development Corp. IDR VRDB,
   Series 2000 (AMT), North American Galvanizing
   (Bank One LOC),
   2.59%,10/9/01                                                     4,410          4,410
 Harris County IDA Solid Waste Disposal VRDB
   (AMT), Deer Park Refining,
   2.80%, 10/1/01                                                    4,000          4,000
 Harris County Toll Road Unlimited
   Tax Subordinate Lien Revenue VRDN,
   Series CR138 (Colld. by U.S. Government Securities),
   2.38%, 10/4/01                                                   11,880         11,880
 Harris County G.O. CP Notes, Series C,
   2.20%, 10/01/01                                                   4,845          4,845
 Harris County IDR Bonds (AMT),
   Solid Waste Disposal Exxon Project,
   (Exxon Mobil Corp., Gtd.),
   2.80%, 10/1/01                                               $    2,100     $    2,100
 Hockley County Industrial Development Corp.
   PCR VRDB, Amoco Project (Amoco Oil Co. Gtd.),
   3.05%, 11/1/01                                                    8,000          8,000
 Airport Revenue Refunding Bonds,
   Series 1995, Soc Gen Municipal Trust No. 5,
   Houston Water and Sewer Revenue VRDB,
   Citicorp TOB, (MBIA Insured),
   Series CR-2L,
   2.43%, 10/9/01                                                    2,000          2,000
   Series CR-3L,
   2.43%, 10/9/01                                                    6,750          6,750
 Keller Independent School District
   ABN AMRO MuniTop 2001-26,
   2.70%, 5/15/02                                                   10,000         10,000
 Nueces River Authority Water Supply VRDN,
   Series 97430, Corpus Christi Lake Project
   (FSA Corp. Insured),
   2.38%, 10/9/01                                                   16,600         16,600
 Port of Corpus Christi Authority (AMT)
   Neuces County Kock Refining
   (Koch Industries Gtd.),
   2.35%, 10/9/01                                                   24,500         24,500
 Port Arthur Navigation District Revenue VRDN,
   Series 1998 (AMT), BASF Corp. Project
   (BASF Corp. Gtd.),
   2.90%, 10/1/01                                                    5,000          5,000
 Port Arthur Navigation District VRDN,
   Series 1998 (AMT), Fina Oil & Chemical Co.
   Project (FINA, Inc. Gtd.),
   2.90%, 10/1/01                                                   18,425         18,425
 Port of Corpus Christi VRDN (AMT),
   Koch Refining Co. Project (Koch Industries Gtd.)
   2.35%, 10/9/01                                                   50,000         50,000
 Port of Corpus Christi VRDN, Series 2001(AMT),
   Koch Petroleum Group Project
   (Koch Industries Gtd.),
   2.35%, 10/9/01                                                   12,100         12,100
 Richardson Independent School District G.O
   Refunding Bonds (PSF of Texas Gtd.),
   4.00%, 2/15/02                                                    3,850          3,865

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 39 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

TEXAS - 15.8% - (CONTINUED)

 Sabine River PCR VRDN, Clipper Trust Series 2001,
   Southwestern Electric Co. (MBIA Insured),
   3.50%, 12/14/01                                              $    9,995     $    9,995
 Sabine River PCR VRDN, Series A,
   Texas Utilities Electric Co. Project
   (MBIA Insured),
   2.45%, 10/1/01                                                   14,725         14,725
 Sabine River Authority PCR VRDB, Series 1996-B (AMT),
   Texas Utilities Electric Co. Project
   (AMBAC Insured),
   2.80%, 10/1/01                                                    1,900          1,900
 San Antonio Airport Revenue Refunding VRDN,
   Series 1993, Citicorp Eagle Trust No. 96C4304
   (AMBAC Insured),
   2.43%, 10/9/01                                                    2,970          2,970
 San Antonio Electric &
   Gas System CP Notes, Series A,
   2.70% 10/11/01                                                    6,000          6,000
 San Antonio Independent School District Revenue
   Bonds, ABN AMRO MuniTop 2001-29,
   2.55%, 8/21/02                                                   15,000         15,000
 State of Texas TRAN, Series 2001A,
   3.75%, 8/29/02                                                   59,000         59,670
 Texas A&M University Financing System Revenue Bonds,
   Series 300, Morgan Stanley
   Floating Rate Trust Certificates 2000,
   2.36%, 10/9/01                                                    4,015          4,015
 Texas City Industrial Development Corp. VRDB,
   First Union Merlot Series 2000 A-34,
   Arco Pipeline Project,
   2.39%, 10/9/01                                                    3,990          3,990
 Texas Department of Housing & Community Affairs
   SFM VRDB, Merrill Lynch P-Floats
   PA-128 (AMT), (MBIA Insured),
   2.43%, 10/4/01                                                    4,216          4,216
 Texas Housing Agency Multifamily Housing Revenue
   Bonds, Merrill Lynch P-Floats
   Series PT-468 (FHLMC Gtd.),
   2.85%, 3/14/02                                                    7,340          7,340
 Texas Public Finance Authority
   Tax Exempt CP Revenue Notes, Series B,
   2.30%, 11/9/01                                               $    2,100     $    2,100
 Texas State Department
   Housing and Community Affairs Residential
   Mortgage Revenue Bonds, P-Floats-Pt 1192,
   2.43%, 10/9/01                                                    3,410          3,410
 Texas State Department Housing
   and Community Affairs Residential Mortgage
   Revenue Bonds, Series B,
   Clipper Trust 2001-1, (Colld. by GNMA Securities),
   3.60%, 12/14/01                                                   6,000          6,000
 Texas TRAN, Series 2001,
   Trust Receipts Series N14,
   2.45%, 10/9/01                                                   20,000         20,000
 Texas Veterans Housing Assistance G.O. Bonds,
   Merrill Lynch P-Floats Series PT-524 (AMT),
   2.43%, 10/4/01                                                    6,400          6,400
 Texas Veterans Housing Assistance G.O. Bonds,
   Series 1999-B (AMT), Merrill Lynch P-Floats PT-453,
   2.43%, 10/9/01                                                    3,825          3,825
 Travis County Multifamily Housing Revenue Bonds,
   Merrill Lynch P-Floats Series PT-1263 (AMT)
   (Merrill Lynch & Co. Gtd.),
   2.55%, 10/9/01                                                   12,305         12,305
 University of Texas Board of Regents Revenue
   Financing System CP Notes, Series A,
   2.35%, 12/31/01                                                  10,000         10,000
-----------------------------------------------------------------------------------------
                                                                                  582,755
-----------------------------------------------------------------------------------------
UTAH - 2.7%
 Intermountain Power Agency Supply Revenue VRDN,
   Eagle Trust CR-331 (FSA Insured),
   2.38%, 10/9/01                                                    4,800          4,800
 Intermountain Power Agency Revenue VRDN,
   Series E, (AMBAC Insured),
   2.05%, 3/15/02                                                    8,100          8,100
 Salt Lake City PCR Bonds,
   Amoco Project (Amoco Oil Co. Gtd.),
   3.30%, 10/1/01                                                    3,000          3,000
 Salt Lake City TRAN,
   3.25%, 6/28/02                                                   17,000         17,072

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

UTAH - 2.7% - (CONTINUED)

 Utah Housing Finance Agency VRDN,
   Series 2000 C-1 (AMT)
   (Colld. by Federal Housing Administration),
   2.45%, 10/9/01                                               $   10,000     $   10,000
 Utah HFA SFM VRDN (AMT),
   Series 2000-F2,
   2.45%, 10/9/01                                                    1,900          1,900
   Series 2000-G2,
   2.45%, 10/9/01                                                    6,000          6,000
   Series 2001-A2,
   2.45%, 10/9/01                                                   11,250         11,250
   Series 2001-2,
   2.45%, 10/9/01                                                   14,990         14,990
 Utah HFA SFM VRDN, Series 2001B,
   2.45%, 10/9/01                                                   20,000         20,000
 Utah HFA (AMT),
   First Union Merlots, Series 2001-A62,
   2.44%, 10/4/01                                                    3,995          3,995
-----------------------------------------------------------------------------------------
                                                                                  101,107
-----------------------------------------------------------------------------------------
VERMONT - 0.2%
 Vermont Housing Finance Agency
   Single Family Housing Notes,
   Series 14B (AMT) (AIG Funding Corp. GIC),
   3.28%, 4/26/02                                                    8,500          8,500
-----------------------------------------------------------------------------------------
VIRGINIA - 0.8%
 Botetourt County IDR VRDN (AMT),
   Valley Forge Co. Project
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/4/01                                                    3,100          3,100
 Dinwiddie County IDA VRDN (AMT),
   Chapparral Steel Project (Bank of America LOC),
   2.85%, 10/1/01                                                    9,700          9,700
 Emporia City IDA IDR Bonds, Series 1999 (AMT)
   (Bank of America LOC),
   2.40%, 10/9/01                                                    2,010          2,010
 Henrico County Economic Development Authority
   Revenue Bonds, Series 2001 (AMT), Infinelon
   Technology Project (Bank of America LOC),
   2.40%, 10/9/01                                                    7,000          7,000
 Virginia Beach Multifamily Housing
   Development Authority (AMT),
   Merrill Lynch P-Floats Series PT-1262,
   (Merrill Lynch & Co. Gtd.),
   2.55%, 10/9/01                                               $    7,255     $    7,255
-----------------------------------------------------------------------------------------
                                                                                   29,065
-----------------------------------------------------------------------------------------
WASHINGTON - 5.8%
 Chelan County Public Utilities District (AMT),
   First Union Merlots 2000,
   2.44%, 10/9/01                                                   10,000         10,000
Clark County Public Utilities District No. 1
   Electric Revenue BAN,
   4.00%, 3/26/02                                                   10,000         10,036
 Kent City Economic Development
   Corp. IDR VRDN, Associated Grocers Project
   (Bank of America LOC),
   2.52%, 10/9/01                                                    1,000          1,000
 King County G.O. Refunding VRDB,
   ABN AMRO MuniTops
   Certificates Series 2001-1 (MBIA Insured),
   2.31%, 10/9/01                                                    5,000          5,000
 King County Housing Authority VRDN (AMT),
   Overlake Todd Project (Bank of America LOC),
   2.40%, 10/9/01                                                    7,175          7,175
 King County Sewer Revenue VRDB,
   Merlot Series 2000-E (FGIC Insured),
   2.39%, 10/9/01                                                    9,525          9,525
 Port of Seattle G.O. VRDN, Series 23 (AMT),
   2.45%, 10/9/01                                                    3,215          3,215
 Seattle Light and Power,
   SMB ROC II-R (FSA Corp. Insured),
   Series 47,
   2.38%, 10/9/01                                                   17,920         17,920
   Series 50,
   2.38%, 10/9/01                                                    6,495          6,495
 Tacoma Revenue CP BAN, Series 1-B,
   (Bank of America LOC),
   2.50%, 3/15/02                                                   18,000         18,000
 Washington Economic Development Finance
   Authority VRDB, American Millwork Project,
   Series 2000-C (AMT) (FHLB LOC),
   2.40%, 10/9/01                                                    4,125          4,125

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 41 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                                  (000S)           (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

WASHINGTON - 5.8% - (CONTINUED)

 Washington Economic Development
   Finance Authority VRDB (AMT),
   Waste Management Project
   (Fleet National Bank LOC),
   2.35%, 10/9/01                                               $    3,410     $    3,410
 Washington Public Power
   Supply System Revenue VRDN,
   Citicorp Eagle Trust Series 944701,
   2.38%, 10/9/01                                                   22,600         22,600
 Washington State G.O. Refunding VRDB,
   Eagle Trust Series 1993-B,
   2.38%, 10/9/01                                                   13,300         13,300
   Eagle Trust Series 1993-C,
   2.38%, 10/9/01                                                   22,695         22,695
 Washington State G.O. VRDN,
   Series 1993-B, Smith Barney SGB-13,
   2.38%, 10/9/01                                                    9,950          9,950
 Washington State G.O. VRDN,
   Smith Barney ROC-1, Series 13,
   2.38%, 10/9/01                                                   14,695         14,695
 Washington State G.O. VRDN,
   First Union Merlots 2001-A54,
   2.39%, 10/9/01                                                    4,135          4,135
 Washington State Housing Finance
   Commission Revenue Bonds,
   Series 1A-S (AMT), Single Family Program Notes,
   3.38%, 2/1/02                                                     6,250          6,250
 Washington State Housing Finance
   Commission Revenue Bonds,
   Series 2000-A (AMT), Granite Falls Project
   (FHLB LOC),
   2.40%, 10/9/01                                                    2,545          2,545
 Washington State Housing Finance
   Commission Revenue Bonds,
   Series 4A-S (AMT), Single Family Program,
   2.75%, 5/31/02                                                    4,000          4,000
 Washington State Motor Vehicle Fuel TAN,
   Series 2001-D,
   5.00%, 1/1/02                                                     3,875          3,892
 Washington State Various
   Purpose G.O. VRDB, Series 2000-B,
   Eagle Trust Series No. 20004701,
   2.38%, 10/9/01                                               $   10,365     $   10,365
 Washington State Various
   Purpose G.O. VRDB, Series B,
   4.25%, 1/1/02                                                     2,965          2,970
-----------------------------------------------------------------------------------------
                                                                                  213,298
-----------------------------------------------------------------------------------------
WEST VIRGINIA - 0.3%
 Cabell County Revenue VRDB,
   Series 2001, Huntington YMCA (Bank One LOC),
   2.40%, 10/9/01                                                    3,500          3,500
 Marion County Solid Waste Disposal Revenue VRDB,
   Series B (AMT), Granttown Project
   (National Westminster Bank LOC),
   2.35%, 10/9/01                                                    3,200          3,300
 West Virginia Economic Development Authority
   IDR VRDN, Series 1999 (AMT),
   Rubberlite, Inc. Project (Bank of America LOC),
   2.50%, 10/9/01                                                    4,500          4,500
-----------------------------------------------------------------------------------------
                                                                                   11,300
-----------------------------------------------------------------------------------------
WISCONSIN - 4.7%
 Bloomer School District BAN,
   Series 2001, Chippewa & Dunn County,
   4.88%, 12/1/01                                                    6,950          6,956
 Kenosha County Detention Facilities Revenue Bonds,
   Salomon Smith Barney ROCS II-R Series 110
   (FGIC Insured),
   2.38%, 10/9/01                                                    5,495          5,495
 Mequon IDR Bonds (AMT), Gateway Plastic (Bank One LOC),
   2.52%, 10/9/01                                                    1,000          1,000
 Milwaukee BAN, Series 2,
   3.50%, 8/29/02                                                    6,000          6,054
 Milwaukee City Promissory G.O. Notes,
   Series 2001-A1,
   4.00%, 3/1/02                                                     3,870          3,880
   Series 2001-T,
   3.50%, 9/1/02                                                     4,335          4,373
 Milwaukee Metropolitan Sewerage
   District G.O. Refunding Bonds,
   P-Float PT-1173, Series 1997-A,
   2.38%, 10/9/01                                                    5,515          5,515

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED

WISCONSIN - 4.7% - (CONTINUED)

 Milwaukee Independent VRDB (AMT),
   R&B Wagner, Inc. Project (Bank One LOC),
   2.47%, 10/9/01                                               $    5,000     $    5,000
 Milwaukee Redevelopment Authority Refunding VRDB,
   Series 1996 (AMT), Starline Manufacturing, Inc.
   (Harris Trust & Savings Bank LOC),
   2.40%, 10/9/01                                                    2,600          2,600
 Milwaukee Redevelopment Authority Revenue VRDB,
   Series 2000 (AMT), Capital Stampings Corp. Project
   (Bank One, Wisconsin LOC),
   2.55%, 10/9/01                                                    6,000          6,000
 Oak Creek IDR VRDB, Series 1999 A (AMT),
   Fort Howard Steel, Inc. Project (Bank One LOC),
   2.50%, 10/9/01                                                    5,325          5,325
 University of Wisconsin Hospital
   and Clinics Revenue Bonds,
   Series 2000-RR, First Union Merlots,
   2.39%, 10/9/01                                                    4,000          4,000
 Village of Wind Point VRDN,
   Series 2000, The Johnson Foundation, Inc.
   (Harris Trust & Savings Bank LOC),
   2.30%, 10/9/01                                                      500            500
 Wauwatosa Housing Authority Revenue Bonds,
   Series 1995, Adjustable Rate Put Option,
   San Camillio, Inc. Project, (U.S. Bank LOC),
   2.33%, 10/9/01                                                    2,000          2,000
 Wisconsin Clean Water Revenue Bonds,
   Series 1999, Merrill Lynch P-Floats Series PT-1181,
   2.53%, 12/6/01                                                   11,550         11,550
 Wisconsin Housing & Economic
   Development Authority Revenue
   Series 1997 (AMT), Floating Rate Trust Receipts,
   2.55%, 10/9/01                                                   10,000         10,000
 Wisconsin Housing & Economic Development Authority
   Single Family Drawdown Revenue VRDB,
   Series PT-323 (AMT),
   2.48%, 10/9/01                                                   84,285         84,285
 Wisconsin G.O. Bonds, Series 2001C,
   4.00%, 5/1/02                                                     6,680          6,727
 Wisconsin Health and Education Facilities Authority
   Revenue Bonds, Oakwood Village,
   Series 2000B (Marshall & Ilsley Bank LOC),
   2.33%, 10/9/01                                               $    4,400     $    4,400
-----------------------------------------------------------------------------------------
                                                                                  175,660
-----------------------------------------------------------------------------------------
WYOMING - 1.7%
 Campbell County Independent
   Development VRDB (AMT),
   Two Elk Power Generation Project
   (Bayerische Landesbank GIC),
   3.05%, 12/3/01                                                    4,100          4,100
 Lincoln County PCR VRDB, PacifiCorp Project,
   3.35%, 10/9/01                                                   25,000         25,000
 Lincoln County PCR VRDB, Series C (AMT),
   Exxon Project,
   2.80%, 10/1/01                                                    5,250          5,250
 Sweetwater County PCR VRDB, Series 1984,
   PacifiCorp Project (PacifiCorp Gtd.),
   2.90%, 10/1/01                                                   15,000         15,000
 Wyoming Education Fund TRAN, Series 2001B,
   3.50%, 6/27/02                                                   14,000         14,095
-----------------------------------------------------------------------------------------
                                                                                   63,445
-----------------------------------------------------------------------------------------
MULTIPLE STATES POOLED SECURITIES - 0.7%
 Charter Mac Certificate, Series 2000 (AMT)
   (Charter Mac National Insured),
   2.58%, 10/9/01                                                   15,000         15,000
 Pooled Puttable Floating Option,
   Series PPT-7T (AMT),
   (Backed by Various Housing Agencies),
   2.63%, 10/9/01                                                    9,890          9,890
 Pooled Puttable Floating Option,
   Series PPT-2 (AMT), (Backed by AK HFC),
   2.60%, 10/9/01                                                      355            355
-----------------------------------------------------------------------------------------
                                                                                   25,245
-----------------------------------------------------------------------------------------
   TOTAL MUNICIPAL INVESTMENTS (COST $3,682,775)                                3,682,775

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 43 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2001
 MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                                   (000S)          (000S)
OTHER - 0.0%
   Aim Tax Free Money Market Fund                                      314     $      314
   Dreyfus Tax-Exempt Cash Management Fund                             300            300
   Federated Municipal Obligations Fund                                184            184
   Federated Tax Free Trust Money Market Fund
   No. 15                                                              371            371
   Federated Tax Free Trust Money Market Fund
   No. 73                                                              400            400

-----------------------------------------------------------------------------------------
TOTAL OTHER (COST $1,569)                                                           1,569

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.6% (COST $3,684,344)                                     3,684,344

   Other Assets less Liabilities - 0.4%                                            14,472
-----------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                          $3,698,816

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULES OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2001
 U.S. GOVERNMENT MONEY MARKET FUND

                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (000S)          (000S)
U.S. GOVERNMENT AGENCIES - 60.1%

FANNIE MAE - 31.5%

 FNMA Bonds
   4.03%, 6/28/02                                               $   15,000     $   14,999
 FNMA Bonds FRN
   3.08%, 10/1/01                                                   30,000         30,000
   2.50%, 10/26/01                                                  25,000         24,996
   2.51%, 10/27/01                                                  20,000         19,979
 FNMA Discount Notes
   4.35%, 11/1/01                                                   15,000         14,944
   3.80%, 11/8/01                                                   15,000         14,940
   3.39%, 12/3/01                                                   20,000         19,881
   4.13%, 12/3/01                                                   22,000         21,841
   2.65%, 12/14/01                                                  19,533         19,427
   4.83%, 1/25/02                                                   20,000         19,689
   3.88%, 3/22/02                                                   25,000         24,537
   3.62%, 7/12/02                                                   10,000          9,714
-----------------------------------------------------------------------------------------
                                                                                  234,947
-----------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 21.4%
 FHLB Bonds
   6.75%, 5/1/02                                                    10,000         10,126
   7.25%, 5/15/02                                                   10,000         10,214
   3.60%, 9/5/02                                                    10,000         10,000
 FHLB Bonds FRN
   3.04%, 10/1/01                                                   25,000         24,998
   3.57%, 10/12/01                                                  25,000         24,999
   3.32%, 10/15/01                                                  15,000         14,998
   3.34%, 10/15/01                                                  22,000         21,998
   2.94%, 10/20/01                                                  15,000         14,994
 FHLB Discount Notes
   3.52%, 10/19/01                                                  13,000         12,977
   2.57%, 12/19/01                                                  15,000         14,915
-----------------------------------------------------------------------------------------
                                                                                  160,219
-----------------------------------------------------------------------------------------
FREDDIE MAC - 7.2%
 FHLMC Discount Notes
   3.54%, 10/25/01                                                   5,000          4,988
   3.20%, 2/28/02                                                   15,000         14,800
   3.40%, 7/26/02                                                   35,000         34,015
-----------------------------------------------------------------------------------------
                                                                                   53,803
-----------------------------------------------------------------------------------------

   TOTAL U.S. GOVERNMENT AGENCIES (COST $448,969)                                 448,969

REPURCHASE AGREEMENTS - 39.9%

(COLLD. BY U.S. GOVERNMENT SECURITIES)
 UBS-Warburg LLC, dated 9/28/01
   repurchase price $88,447
   3.48%, 10/1/01                                               $   88,421     $   88,421
 Goldman Sachs, dated 9/28/01
   repurchase price $75,022
   3.47%, 10/1/01                                                   75,000         75,000
 Bear Stearns, Inc., dated 9/28/01
   repurchase price $125,037
   3.52%, 10/1/01                                                  125,000        125,000
 Bear Stearns, Inc., dated 7/11/01
   repurchase price $10,094
   3.67%, 10/11/01                                                  10,000         10,000
-----------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $298,421)                                       298,421

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0% (COST $747,390)                                        747,390
   Liabilities less Other Assets - 0.0%                                              (311)
-----------------------------------------------------------------------------------------

 NET ASSETS - 100.0%                                                             $747,079

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 45 MONEY MARKET FUNDS


MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2001
 U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                                                PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   (OOOS)          (OOOS)
U.S. GOVERNMENT AGENCIES - 102.3%

FEDERAL HOME LOAN BANK - 102.3%

FHLB Bonds
   6.75%, 5/1/02                                                $   15,000     $   15,188
   7.25%, 5/15/02                                                    8,360          8,539
   4.01%, 7/2/02                                                    30,000         30,000
   3.35%, 7/17/02                                                   25,000         24,999
   6.00%, 8/15/02                                                   10,205         10,398
   3.60%, 9/5/02                                                    15,000         15,000
   2.50%, 10/1/02                                                   22,755         22,755
   2.94%, 2/20/03                                                   35,000         34,986
FHLB Discount Notes
   3.15%, 10/1/01                                                  145,127        145,127
   3.62%, 10/3/01                                                   35,000         34,993
   3.43%, 10/5/01                                                   55,000         54,979
   3.62%, 10/5/01                                                   40,000         39,984
   3.57%, 10/12/01                                                  50,000         49,946
   2.60%, 10/17/01                                                  10,000          9,989
   3.57%, 10/17/01                                                  25,000         24,960
   2.70%, 10/19/01                                                  10,000          9,987
   3.40%, 10/19/01                                                  25,000         24,958
   3.52%, 10/19/01                                                  55,000         54,903
   3.42%, 11/7/01                                                   10,000          9,965
   3.47%, 11/7/01                                                   18,000         17,936
   3.27%, 11/9/01                                                   25,000         24,911
   3.36%, 11/16/01                                                  15,000         14,936
   3.55%, 11/23/01                                                  25,000         24,869
   3.20%, 12/7/01                                                   20,000         19,881
   3.47%, 12/19/01                                                   9,582          9,509
   3.37%, 2/6/02                                                    15,000         14,820
   3.32%, 2/15/02                                                   15,000         14,810
   3.62%, 5/10/02                                                    6,769          6,619
   3.70%, 5/24/02                                                   25,000         24,396
   3.37%, 8/1/02                                                     5,000          4,858
   2.42%, 9/20/02                                                   13,567         13,244
FHLB FRN
   3.42%, 11/8/01                                               $   30,000     $   29,999
   3.04%, 2/15/02                                                   50,000         49,995
   3.32%, 2/15/02                                                   55,000         54,994
   3.34%, 3/15/02                                                   40,000         39,996
   3.52%, 7/30/02                                                   25,000         24,992
   3.07%, 3/12/03                                                   25,000         24,979
-----------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $1,037,400)                                1,037,400
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.3% (COST $1,037,400)                                    1,037,400

   Liabilities less Other Assets - (2.3)%                                         (23,648)
-----------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                            $1,013,752

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)                 SEPTEMBER 30, 2001

1  ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust, except the California Municipal Money Market Fund which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

Northern Trust Investments, Inc. ("NTI"), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as investment adviser. Northern Trust serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC, Inc. ("PFPC") serve as co-administrators to the Funds.

2  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which current quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to capital loss carry forwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders.

G) AUDIT GUIDE - In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

                          NORTHERN FUNDS SEMIANNUAL REPORT 47 MONEY MARKET FUNDS

MONEY MARKET FUNDS
 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)                SEPTEMBER 30, 2001

3  INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is the investment adviser and co-administrator of the Funds. Pursuant to its advisory agreement with the Funds, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For six months ended September 30, 2001, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER     EXPENSE
                                     FEES      WAIVERS     LIMITATIONS
----------------------------------------------------------------------
California Municipal Money Market    0.60%      0.40%         0.55%
Money Market                         0.60%      0.40%         0.55%
Municipal Money Market               0.60%      0.40%         0.55%
U.S. Government Money Market         0.60%      0.40%         0.55%
U.S. Government Select Money Market  0.60%      0.40%         0.55%
----------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

4  BANK LOANS

The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the Fed Funds rate.

As of September 30, 2001, there were no outstanding borrowings.

MONEY MARKET FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION                           SEPTEMBER 30, 2001

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next putable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AMBAC     AMERICAN MUNICIPAL BOND ASSURANCE CORP.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Notes

COLLD.    Collateralized

COP       Certificate of Participation

CP        Commercial Paper

FGIC      Financial Guaranty Insurance Corp.

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

GIC       Guaranteed Investment Contract

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HDA       Housing Development Agency

HFA       Housing Finance Authority

IDA       Industrial Development Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

MTN       Medium Term Notes

P-FLOATS  Puttable Floating Rate Securities

PCR       Pollution Control Revenue

PSF       Permanent School Fund

RAN       Revenue Anticipation Notes

ROC       Reset Option Certificates

SFM       Single Family Mortgage

SLMA      SLM Holding Corp.

SOC GEN   Societe Generale

TAN       Tax Anticipation Notes

TOB       Tender Option Bond

TRAN      Tax and Revenue Anticipation Notes

TRB       Tax Revenue Bonds

VRDB      Variable Rate Demand Bond

VRDN      Variable Rate Demand Notes

VRN       Variable Rate Notes

                          NORTHERN FUNDS SEMIANNUAL REPORT 49 MONEY MARKET FUNDS

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MONEY MARKET FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

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                                                              MONEY MARKET FUNDS

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                          NORTHERN FUNDS SEMIANNUAL REPORT 51 MONEY MARKET FUNDS

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MONEY MARKET FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

(C)2001 Northern Trust Corporation. Northern Funds Distributors, LLC, an independent third party.

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                                                                STANDARD
                                                                U.S. POSTAGE
                                                                PAID
                                                                CHICAGO, IL
                                                                PERMIT NO.941

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/595-9III
northernfunds.com

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